SEMI-ANNUAL REPORT
                                 APRIL 30, 1997


                 Montag & Caldwell Growth Fund
                 Chicago Trust Growth & Income Fund
                 Chicago Trust Talon Fund
                 Chicago Trust Asset Allocation Fund
                 Montag & Caldwell Balanced Fund
                 Chicago Trust Bond Fund
                 Chicago Trust Municipal Bond Fund
                 Chicago Trust Money Market Fund



                                   CT&T FUNDS

                 The Chicago Trust Company, Investment Advisor
                  Montag & Caldwell, Inc., Investment Advisor
                                 (800) 992-8151

CT&T FUNDS -- SHAREOWNERS BENEFITS
------------------------------------------------------------------
-------------

The CT&T Family of Funds offers a variety of special features and options for shareowners. If you have not already signed up for these features and wish to do so, a customer service representative can provide you with the form you need to access any of our free shareowner options and can be reached at (800)
992-8151.

LOW MINIMUM INVESTMENTS
The minimum initial investment is $2,500 and any subsequent investment is $50.

AUTOMATIC DIVIDEND REINVESTMENT
You can compound your investment earnings by reinvesting them automatically.
Monthly or quarterly dividends and annual capital gain distributions are reinvested free of charge. Or, if you prefer to receive your earnings in cash, you may elect to receive regular distributions of your dividends and capital gain payments.

EXCHANGE PRIVILEGES
Should market conditions or your personal investment needs change, you have the flexibility to move your investments among the CT&T Funds.
Transfers
between the Funds are free of charge, and simple to make.

SAVINGS FOR RETIREMENT
Our easy and convenient IRA offers you a selection of mutual funds especially suitable for your retirement accounts while your assets benefit from tax-deferred growth.

CHECK WRITING
Free check writing services may be authorized and are available in the Chicago
Trust Money Market Fund. The per check minimum is $500.

AUTOMATIC INVESTMENT
You may elect to make regular investments into your account automatically by approving electronic funds transfers into your CT&T Fund. The minimum initial investment for the automatic investment plan is $50.

    Our automated shareowner account information line is available for your convenience 24-hours a day, 7 days a week by calling
                                (800) 992-8151

                                Distributed by:
                         First Data Distributors, Inc
                              4400 Computer Drive
                             Westborough, MA 01581
                           (effective June 1, 1997)

This report is submitted for general information of the shareowners of the
Funds. It is not authorized for distribution to prospective investors in the
Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

Dear Shareowner,

We view these semi-annual reports as an opportunity to provide you with our report card. The performance of our funds has obviously been outstanding over the past twelve months, and the financial press has taken notice of our funds with recent articles in Money Magazine (March 1997), Financial Planning (May
1997), Kiplinger's (March 1997) and Morningstar.


TOTAL RETURN

(DIVIDENDS

RE-INVESTED)

FOR THE     AVERAGE ANNUAL

12 MONTHS     TOTAL RETURN
                                  RANK AMONG SIMILAR FUNDS
(LIPPER)        ENDED          SINCE
                                   FOR THE 12 MONTHS ENDED
4/30/97*       4/30/97*     (INCEPTION)
                               -----------------------------------
----- ------------ ----------------
MONTAG & CALDWELL GROWTH        23 out of 736 Growth Funds
27.8%     30.0% (11/2/94)
CHICAGO TRUST GROWTH & INCOME  109 out of 546 Growth & Income
Funds        21.9%     19.5% (12/13/93)
CHICAGO TRUST TALON             16 out of 180 MidCap Funds
16.2%     22.3% (9/19/94)
MONTAG & CALDWELL BALANCED       8 out of 295 Balanced Funds
19.5%     21.0% (11/2/94)
CHICAGO TRUST ASSET
ALLOCATION                      25 out of 195 Flexible Portfolio
Funds     16.8%     16.1% (9/21/95)
CHICAGO TRUST BOND              33 out of 181 Int. Inv. Grd. Debt
Funds     7.2%      5.5% (12/13/93)

Thank you for your confidence in the Chicago Trust/Montag &
Caldwell family of
mutual funds.

Sincerely,

/s/ Stuart D. Bilton

Stuart D. Bilton
Chairman and Chief Executive Officer

--------
*Lipper Analytical Services, Inc. (Lipper) is the source of the rankings, which are based on total return fund performance for the twelve months ended
April 30, 1997 for funds of similar investment objectives. The Lipper rankings listed include all classes of multiple-class funds. Certain expenses for all of the ranked Chicago Trust/Montag & Caldwell mutual funds were subsidized during the ranking period for the twelve months ended April 30, 1997.

The Chicago Trust/Montag & Caldwell Funds (CT&T Funds) are no-load mutual funds distributed by First Data Distributors, Inc., Westborough, MA 01581.
This is not an offer to sell or a solicitation of an offer to buy shares of any of the Funds described. The performance data quoted represents past performance and is no guarantee of future performance. Investment return and principal value of an investment will fluctuate so that an Investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information, including charges and expenses, please contact our shareholder servicing group at 800-992-8151 for a prospectus. Please read the prospectus carefully before investing.

                        CT&T FUNDS SUMMARY INFORMATION
          PERFORMANCE FOR THE PERIOD ENDED APRIL 30, 1997
(UNAUDITED)

                         MONTAG & CALDWELL GROWTH FUND
CHICAGO TRUST GROWTH & INCOME FUND
                    CLASS N (RETAIL)     CLASS I (INSTITUTIONAL)
Total Return:
  6 Months               12.3%                    12.5%
9.9%
    1Year                27.8%                     N/A
21.9%

  Three Year
Average Annual
 Total Return             N/A                      N/A
23.1%


Average Annual
 Total Return
Since Inception          30.0%                     N/A
19.5%

Value of $10,000        $19,245                  $12,341
$18,258
 from inception
      date              11/2/94                  6/28/96
12/13/93

TOP TEN HOLDINGS    as of April 30, 1997
  Company and       Intel Corp.                               4.5%
Microsoft Corp.                   4.3%
 % of Total Net     Microsoft Corp.                           4.3%
Illinois Tool Works, Inc.         4.2%
     Assets         Seagate Technology, Inc.                  4.2%
Pfizer, Inc.                      4.0%
                    Coca-Cola Co.                             4.1%
Royal Dutch Petroleum Co.,
                    Gillette Co.                              4.1%
NY Registered                    3.8%
                    Procter & Gamble Co.                      3.9%
Federal Home Loan Mortgage Corp.  3.8%
                    Cisco Systems, Inc.                       3.4%
Walgreen Co.                      3.8%
                    Johnson & Johnson                         3.2%
American International Group,
                    Compaq Computer Corp.                     3.2%
Inc.                              3.7%
                    Medtronic, Inc.                           3.1%
Newell Co.                        3.5%

Norwest Corp.                     3.4%

General Electric Co.              3.2%


                                 CHICAGO TRUST TALON FUND
CHICAGO TRUST ASSET ALLOCATION FUND
Total Return:
   6 Months                                9.8%
7.4%
    1Year                                 16.2%
16.8%

Average Annual
 Total Return
Since Inception                           22.3%
16.1%

Value of $10,000                         $16,935
$12,720
 from inception
      date                               9/19/94
9/21/95

TOP TEN HOLDINGS    as of April 30, 1997

 Company and        U.S. Treasury Bill, 5.380%,3/5/98         6.9%
Microsoft Corp.                   2.9%
% of Total Net
Gillette Co.                      2.5%
    Assets          Falcon Building Products, Inc.            5.3%
Coca-Cola Co.                     2.2%
                    American Management Systems, Inc.         5.2%
Procter & Gamble Co.              2.2%
                    U.S. Treasury Bill, 6.375%, 5/15/99       4.8%
Illinois Tool Works, Inc.         2.1%
                    Federal Home
Federal Home Loan Mortgage Corp.  2.1%
                    Loan Bank Bond, 5.875%, 02/26/98          4.8%
Pfizer, Inc.                      2.0%
                    Risk Capital Holdings, Inc.               4.7%
MBNA Corp.                        2.0%
                    North American Vaccine, Inc.              4.5%
General Electric Co.              2.0%
                    Berg Electronics Corp.                    4.3%
Norwest Corp.                     1.8%
                    Starbucks Corp.                           4.2%
                    St. Paul Bancorp, Inc.                    4.1%

                        CT&T FUNDS SUMMARY INFORMATION
          PERFORMANCE FOR THE PERIOD ENDED APRIL 30, 1997
(UNAUDITED)

                            MONTAG & CALDWELL BALANCED FUND
CHICAGO TRUST BOND FUND
   Total Return:
      6 Months                            7.9%
1.8%
       1 Year                            19.5%
7.2%

     Three Year
   Average Annual
    Total Return                          N/A
7.3%

   Average Annual
    Total Return
  Since Inception                        21.0%
5.5%

Value of $10,000                        $16,071
$11,972
 from inception
      date                              11/2/94
12/13/93


TOP TEN HOLDINGS
  Company and
 % of Total Net
     Assets

as of April 30, 1997

Intel Corp.                      3.0%
Microsoft Corp.                  2.8%
Coca-Cola Co.                    2.6%
Seagate Technology, Inc.         2.5%
Gillette Co.                     2.5%
Procter & Gamble Co.             2.4%
Cisco Systems, Inc.              2.1%
Federal National Mortgage
 Association
 7.250%, 01/17/21, CMO REMIC     2.1%
Citicorp Subordinated Notes,
 7.125%, 05/15/06                2.0%
Merck & Co., Inc.                2.0%

Government National Mortgage
 Assoc., 8.000%, 6/15/17         3.0%
Chemical Master Credit Card
 Trust I,
 CL A, 5.550%, 09/15/03          2.5%
Federal Home Loan Mortgage
 Corp.,
 Debs. 5.850%, 02/21/06          2.4%
Gulf States Utilities, 8.250%,
 04/01/04                        2.1%
U.S. Treasury Notes, 7.250%,
 05/15/04                        2.1%
U.S. Treasury Notes, 5.500%,
 02/28/99                        2.1%
Banker's Trust--N.Y. Corp. Sub.
 Notes, 7.500%, 01/15/02         2.1%
Prudential Ins. Co. of America-
 144A
 Surplus Notes, 8.300%, 07/01/25 2.1%
U.S. Treasury Notes, 5.625%,
 01/31/98                        2.0%
U.S. Treasury Notes, 6.375%,
 08/15/02                        2.0%


                       CHICAGO TRUST MUNICIPAL BOND FUND

 Total Return:
   6 Months                      0.9%
    1 Year                       3.6%

  Three Year
Average Annual
 Total Return                    4.5%

Average Annual
 Total Return
     Since                       3.4%
   Inception

   Value of                  $11,203
    $10,000
from inception
     date                   12/13/93



                                TOP TEN HOLDINGS
                                  Company and
                                 % of Total Net
                                     Assets
as of April 30, 1997

King County, Washington, Series
 A, GO, 5.800%, 01/01/04           4.4%
Utah State Building Authority
 Revenue, Series A, 5.125%,
 5/15/03                           4.3%
State of Nevada, Water Pollution
 Control, Revolving Funding, GO
 4.100%, 11/01/98                  4.2%
Cook County, Illinois, Series B,
 GO, Escrowed to Maturity,
 5.000%, 07/01/05                  4.2%
Salt River Project Electric
 System Revenue, Refunding
 Series A,
 5.500%, 07/01/05                  4.1%
Texas Water Development Board,
 GO, Escrowed to Maturity,
 5.000%, 08/01/99                  4.1%

Commonwealth of Puerto Rico,
 Series A, GO, MBIA Insured,
 6.500%, 07/01/03                  3.9%
Arlington Independent
 School District, Refunding, GO,
 5.400%, 02/15/99                  3.4%
Clark County, Nevada
 School District, GO,
 FGIC Insured, 6.400%, 06/15/06    3.4%
Mohave County,
 Arizona Development Hospital
 System Authority Revenue,
 6.000%, 07/01/00                  3.2%

CT&T FUNDS
MONTAG & CALDWELL GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------


MARKET
                                                         SHARES
VALUE
                                                       -----------
------------
COMMON STOCK - 96.65%
COMMERCIAL SERVICES - 2.57%
Manpower, Inc. .......................................     280,100
$ 11,239,013

------------
COMPUTERS/OFFICE EQUIPMENT - 31.39%
Adaptec, Inc.* .......................................     228,340
8,448,580
Cisco Systems, Inc.* .................................     286,550
14,828,963
Compaq Computer Corp.* ...............................     162,000
13,830,750
Electronic Arts, Inc.* ...............................     360,000
8,685,000
Electronic Data Systems Corp. ........................     290,000
9,678,750
Intel Corp. ..........................................     127,155
19,470,609
Microsoft Corp.* .....................................     154,000
18,711,000
Oracle Corp.* ........................................     320,000
12,720,000
Seagate Technology, Inc.* ............................     400,000
18,350,000
Solectron Corp.* .....................................     220,000
12,622,500

------------

137,346,152

------------
CONSUMER DURABLES - 1.91%
Harley Davidson, Inc. ................................     211,300
8,346,350

------------
CONSUMER NON-DURABLES - 12.31%
CUC International, Inc.* .............................     480,000
10,140,000
Gillette Co. .........................................     210,000
17,850,000
Interpublic Group of Companies, Inc. .................     156,900
8,884,463
Procter & Gamble Co. .................................     135,000
16,976,250

------------

53,850,713

------------
ENTERTAINMENT & LEISURE - 3.00%
Walt Disney Co. ......................................     159,980
13,118,360

------------
FINANCIAL SERVICES - 6.69%
American Express Co. .................................     200,000
13,175,000
Federal National Mortgage Association ................     210,000
8,636,250
First Data Corp. .....................................     216,400
7,465,800

------------

29,277,050

------------
FOOD & BEVERAGE - 10.29%
Coca-Cola Co. ........................................     285,000
18,133,125
Pioneer Hi-Bred International, Inc. ..................     160,000
11,300,000
Sysco Corp. ..........................................     209,400
7,433,700
Wrigley, Wm. Jr., Co. ................................     140,000
8,155,000

------------

45,021,825

------------

See accompanying notes to financial statements.

CT&T FUNDS
MONTAG & CALDWELL GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                        SHARES
VALUE
                                                      -----------
------------
COMMON STOCK - CONTINUED
HEALTH CARE - 3.22%
Johnson & Johnson ..................................      230,000
$ 14,087,500

------------
LODGING - 2.53
Marriott International, Inc. .......................      200,000
11,050,000

------------
MEDICAL SUPPLIES - 3.03%
Medtronic, Inc. ....................................      191,700
13,275,225

------------
PHARMACEUTICALS - 8.82%
Eli Lilly & Co. ....................................      142,000
12,478,250
Merck & Co., Inc. ..................................      140,000
12,670,000
Pfizer, Inc. .......................................      140,000
13,440,000

------------

38,588,250

------------
RESTAURANTS - 1.35%
Cracker Barrel Old Country Store, Inc. .............      220,000
5,885,000

------------
RETAIL - 5.19%
Home Depot, Inc. ...................................      225,000
13,050,000
The Gap, Inc. ......................................      303,500
9,674,062

------------

22,724,062

------------
TELECOMMUNICATIONS EQUIPMENT - 4.35%
Ericsson (LM) Telefonaktiebolaget ADR ..............      230,000
7,733,750
U.S. Robotics Corp. ................................      223,000
11,289,375

------------

19,023,125

------------
TOTAL COMMON STOCK (COST $356,046,715)..............
422,832,625

------------
MONEY MARKET FUND - 3.33% (COST $14,550,953)
Fidelity U.S. Government Reserves...................   14,550,953
14,550,953

------------
TOTAL INVESTMENTS - 99.98% (COST $370,597,668)/1/...
437,383,578

------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.02%....
96,397

------------
NET ASSETS - 100.00%................................
$437,479,975

============
/1/Aggregate cost for federal income tax purposes is
 $370,597,668; and net unrealized appreciation is as
 follows:
 Gross unrealized appreciation......................  $75,893,114
 Gross unrealized depreciation......................   (9,107,204)
                                                      -----------
  Net unrealized appreciation.......................  $66,785,910
                                                      ===========

* Non-income producing security.

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                           SHARES
VALUE
                                                           -------
------------
COMMON STOCK - 90.15%
CHEMICALS - 2.01%
Praxair, Inc. ............................................  92,400
$  4,770,150

------------
COMPUTERS/OFFICE EQUIPMENT - 10.67%
Cisco Systems, Inc.* .....................................  76,400
3,953,700
Computer Sciences Corp.* .................................  58,600
3,662,500
Electronic Data Systems Corp. ............................  75,500
2,519,813
Microsoft Corp.* .........................................  84,400
10,254,600
Oracle Corp.* ............................................  92,000
3,657,000
Pitney Bowes, Inc. .......................................  20,000
1,280,000

------------

25,327,613

------------
CONSUMER NON-DURABLES - 14.85%
Cintas Corp. .............................................  51,600
2,825,100
Gillette Co. .............................................  84,400
7,174,000
Johnson Controls, Inc. ...................................  64,000
2,456,000
Kohl's Corp.* ............................................  51,000
2,492,625
Mattel, Inc. ............................................. 155,000
4,320,625
Newell Co. ............................................... 234,100
8,193,500
Procter & Gamble Co. .....................................  62,000
7,796,500

------------

35,258,350

------------
ELECTRICAL/ELECTRONICS - 3.24%
General Electric Co. .....................................  69,400
7,694,725

------------
ENERGY - 7.00%
Exxon Corp. .............................................. 132,800
7,519,800
Royal Dutch Petroleum Co. - NY Registered* ...............  50,500
9,102,625

------------

16,622,425

------------
FINANCIAL SERVICES - 13.00%
Associates First Capital Corp. CL A ......................  57,000
2,921,250
Federal Home Loan Mortgage Corp. ......................... 284,600
9,071,625
First Data Corp. .........................................  56,000
1,932,000
Green Tree Financial Corp. ............................... 181,000
5,362,125
MBNA Corp. ............................................... 105,525
3,482,325
Norwest Corp. ............................................ 162,600
8,109,675

------------

30,879,000

------------
FOOD & BEVERAGE - 5.55%
Coca-Cola Co. ............................................ 100,400
6,387,950
Richfood Holdings, Inc. ..................................  94,500
1,925,437
Sysco Corp. .............................................. 137,000
4,863,500

------------

13,176,887

------------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                           SHARES
VALUE
                                                           -------
------------
COMMON STOCK - CONTINUED
HEALTH CARE - 5.70%
Cardinal Health, Inc. .................................... 101,000
$  5,378,250
Columbia/HCA Healthcare Corp. ............................  66,000
2,310,000
Health Management Associates, Inc. CL A* ................. 143,250
3,831,938
PacifiCare Health Systems, Inc. CL B* ....................  25,000
2,006,250

------------

13,526,438

------------
INSURANCE - 5.54%
American International Group, Inc. .......................  68,650
8,821,525
General Re Corp. .........................................  25,950
4,340,137

------------

13,161,662

------------
MANUFACTURING - 5.95%
Federal Signal Corp. ..................................... 171,000
4,168,125
Illinois Tool Works, Inc. ................................ 109,000
9,959,875

------------

14,128,000

------------
PAPER/WOOD PRODUCTS - 2.65%
Kimberly-Clark Corp. ..................................... 122,800
6,293,500

------------
PHARMACEUTICALS - 6.17%
Merck & Co., Inc. ........................................  57,000
5,158,500
Pfizer, Inc...............................................  98,800
9,484,800

------------

14,643,300

------------
RETAIL - 3.80%
Walgreen Co............................................... 196,000
9,016,000

------------
SERVICE - 2.21%
Service Corp. International............................... 153,500
5,257,375

------------
TELECOMMUNICATIONS EQUIPMENT - 1.81%
U.S. Robotics Corp........................................  85,000
4,303,125

------------
TOTAL COMMON STOCK (COST $154,569,896)....................
214,058,550

------------


See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

                                                      PRINCIPAL
MARKET
                                                       AMOUNT
VALUE
                                                     -----------
------------
REPURCHASE AGREEMENT - 9.90% (COST $23,500,000)
First Chicago NBD, U.S. Treasury Notes, $22,675,000
par, 9.250% coupon, due 08/15/98, dated 04/30/97,
to be sold on 05/01/97 at $23,503,427..............  $23,500,000
$ 23,500,000

------------
TOTAL INVESTMENTS - 100.05% (COST $178,069,896)/1/.
237,558,550

------------
LIABILITIES NET OF CASH AND OTHER ASSETS - (0.05%).
(124,065)

------------
NET ASSETS - 100.00%...............................
$237,434,485

============
/1/Aggregate cost for federal income tax purposes
 is $178,069,896; and net unrealized appreciation
 is as follows:
 Gross unrealized appreciation.....................  $63,380,132
 Gross unrealized depreciation.....................   (3,891,478)
                                                     -----------
  Net unrealized appreciation......................  $59,488,654
                                                     ===========

*Non-income producing security.



See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST TALON FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                           SHARES
VALUE
                                                          --------
- -----------
COMMON STOCK - 71.44%
BIOTECHNOLOGY - 4.51%
North American Vaccine, Inc.*............................
45,000 $   939,375

-----------
BUILDING MATERIALS - 3.68%
Ply-Gem Industries, Inc..................................
60,200     767,550

-----------
CABLE TELEVISION - 0.12%
Tescorp., Inc............................................
8,022      25,069

-----------
COMPUTERS/OFFICE EQUIPMENT - 5.23%
American Management Systems, Inc.*.......................
44,000   1,089,000

-----------
ELECTRICAL/ELECTRONICS - 4.32%
Berg Electronics Corp.*..................................
30,000     900,000

-----------
FINANCIAL SERVICES - 5.45%
Data Broadcasting Corp.*.................................
50,000     281,250
St. Paul Bancorp, Inc....................................
31,250     855,469

-----------

1,136,719

-----------
HEALTH CARE & EQUIPMENT - 2.32%
Cerner Corp.*............................................
30,000     483,750

-----------
HOMEBUILDING - 5.25%
Falcon Building Products, Inc. CL A*.....................
63,000   1,094,625

-----------
INSURANCE - 8.72%
Danielson Holdings Corp.*................................
122,800     828,900
Risk Capital Holdings, Inc.*.............................
52,000     988,000

-----------

1,816,900

-----------
MANUFACTURING - 4.96%
General Dynamics Corp....................................
14,500   1,033,125

-----------
PHARMACEUTICALS - 8.88%
Mylan Laboratories, Inc..................................
70,000     840,000
Vitalink Pharmacy Services, Inc.*........................
55,000   1,010,625

-----------

1,850,625

-----------
RESTAURANTS - 3.90%
Daka International, Inc.*................................
100,000     812,500

-----------
RETAILING-DRUG STORE - 7.23%
Arbor Drugs, Inc. .......................................
37,000     679,875
Revco D.S., Inc.*........................................
19,000     826,500

-----------

1,506,375

-----------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST TALON FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                        SHARES
VALUE
                                                      ----------
------------
COMMON STOCK - CONTINUED
RETAILING-SPECIALTY - 4.16%
Starbucks Corp.*....................................      29,000
$    866,375

------------
SCIENTIFIC & TECH INSTRUMENTS - 2.71%
Robotic Vision Systems, Inc.*.......................      65,000
564,687

------------
TOTAL COMMON STOCK (COST $12,775,957)...............
14,886,675

------------
PREFERRED STOCK - 1.38% (COST $300,000)
Tescorp., Inc. 8.000%, Conv. Pfd....................       3,000
288,000

------------
                                                      PRINCIPAL
                                                        AMOUNT
                                                      ----------
REPURCHASE AGREEMENT - 8.17% (COST $1,702,000)
United Missouri Bank, U.S. Treasury Notes,
 $1,743,000 par, 5.875% coupon, due 03/31/99, dated
 04/30/97, to be sold on 05/01/97 at $1,702,239.....  $1,702,000
1,702,000

------------
U.S. GOVERNMENT OBLIGATIONS - 14.02%
U.S. TREASURY BILLS - 9.21%
5.200%, 09/11/97....................................     500,000
490,154
5.380%, 03/05/98....................................   1,500,000
1,429,445

------------

1,919,599

------------
U.S. TREASURY NOTES - 4.81%
6.375%, 05/15/99....................................   1,000,000
1,001,750

------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $2,919,122).
2,921,349

------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.20%
FEDERAL FARM CREDIT BANK - 2.40%
5.550%, 08/01/97....................................     500,000
499,940

------------
FEDERAL HOME LOAN BANK - 4.80%
5.875%, 02/26/98....................................   1,000,000
1,000,970

------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
 (COST $1,500,000)..................................
1,500,910

------------
TOTAL INVESTMENTS - 102.21% (COST $19,197,079)/1/...
21,298,934

------------
LIABILITIES NET OF CASH AND OTHER ASSETS - (2.21%)..
(460,277)

------------
NET ASSETS - 100.00%................................
$20,838,657

============
/1/Aggregate cost for federal income tax purposes is
 $19,197,079; and net unrealized appreciation is as
 follows:
 Gross unrealized appreciation......................  $2,875,960
 Gross unrealized depreciation......................    (774,105)
                                                      ----------
  Net unrealized appreciation.......................  $2,101,855
                                                      ==========

* Non-income producing security.

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                         SHARES
VALUE
                                                       -----------
------------
COMMON STOCK - 55.59%
CHEMICALS - 1.21%
Praxair, Inc..........................................      40,000
$  2,065,000

------------
COMPUTERS/OFFICE EQUIPMENT - 6.57%
Cisco Systems, Inc.*..................................      40,000
2,070,000
Computer Sciences Corp.*..............................      25,000
1,562,500
Electronic Data Systems Corp..........................      56,500
1,885,687
Microsoft Corp.*......................................      40,000
4,860,000
Oracle Corp.*.........................................      20,000
795,000

------------

11,173,187

------------
CONSUMER NON-DURABLES - 8.38%
Cintas Corp...........................................      15,000
821,250
CUC International, Inc.*..............................      60,000
1,267,500
Gillette Co...........................................      50,000
4,250,000
Mattel, Inc...........................................      55,000
1,533,125
Newell Co.............................................      75,000
2,625,000
Procter & Gamble Co...................................      30,000
3,772,500

------------

14,269,375

------------
ELECTRICAL/ELECTRONICS - 3.09%
General Electric Co...................................      30,000
3,326,250
Molex, Inc............................................      62,500
1,937,500

------------

5,263,750

------------
ENERGY - 6.14%
Amoco Corp............................................      30,000
2,508,750
Exxon Corp............................................      50,000
2,831,250
Royal Dutch Petroleum Co. - NY Registered*............      13,000
2,343,250
Schlumberger, Ltd.....................................      25,000
2,768,750

------------

10,452,000

------------
FINANCIAL SERVICES - 8.54%
Associates First Capital Corp. CL A...................      25,000
1,281,250
Federal Home Loan Mortgage Corp.......................     112,000
3,570,000
First Data Corp.......................................      50,000
1,725,000
Green Tree Financial Corp.............................      55,000
1,629,375
MBNA Corp.............................................     101,250
3,341,250
Norwest Corp..........................................      60,000
2,992,500

------------

14,539,375

------------
FOOD & BEVERAGE - 4.84%
Coca-Cola Co..........................................      60,000
3,817,500
Lancaster Colony Corp.................................      45,000
1,850,625
Richfood Holdings, Inc................................      30,000
611,250
Sysco Corp............................................      55,000
1,952,500

------------

8,231,875

------------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                         SHARES
VALUE
                                                       -----------
------------
COMMON STOCK - CONTINUED
HEALTH CARE - 0.63%
Health Management Associates, Inc. CL A*..............      40,000
$  1,070,000

------------
INSURANCE - 1.89%
American International Group, Inc.....................      25,000
3,212,500

------------
MANUFACTURING - 5.87%
Boeing Co.............................................      20,000
1,972,500
Federal Signal Corp...................................      75,000
1,828,125
Illinois Tool Works, Inc..............................      40,000
3,655,000
Johnson Controls, Inc.................................      30,000
1,151,250
Pall Corp.............................................      60,000
1,387,500

------------

9,994,375

------------
MEDICAL SUPPLIES - 1.93%
Cardinal Health, Inc. ................................      22,500
1,198,125
Medtronic, Inc. ......................................      30,000
2,077,500

------------

3,275,625

------------
PHARMACEUTICALS - 4.47%
Abbott Laboratories ..................................      25,000
1,525,000
Merck & Co., Inc. ....................................      30,000
2,715,000
Pfizer, Inc. .........................................      35,000
3,360,000

------------

7,600,000

------------
RETAIL - 2.03%
Walgreen Co. .........................................      75,000
3,450,000

------------
TOTAL COMMON STOCK (COST $67,645,723) ................
94,597,062

------------
                                                        PRINCIPAL
                                                         AMOUNT
                                                       -----------
REPURCHASE AGREEMENT - 8.27% (COST $14,076,000)
First Chicago NBD, U.S. Treasury Notes, $13,585,000
 par, 9.250% coupon, due 08/15/98, dated 04/30/97, to
 be sold on 05/01/97 at $14,078,053 .................. $14,076,000
14,076,000

------------
FIXED INCOME SECURITIES - 35.49%
U.S. GOVERNMENT OBLIGATIONS - 4.81%
U.S. TREASURY NOTES - 3.82%
8.750%, 10/15/97 .....................................   1,000,000
1,013,710
9.000%, 05/15/98 .....................................   1,000,000
1,030,240
8.000%, 08/15/99 .....................................   1,000,000
1,035,130
7.125%, 02/29/00 .....................................   1,000,000
1,018,100
5.250%, 01/31/01 .....................................   1,500,000
1,440,240
5.875%, 02/15/04 .....................................   1,000,000
957,030

------------

6,494,450

------------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

                                                        PRINCIPAL
MARKET
                                                         AMOUNT
VALUE
                                                       -----------
------------
FIXED INCOME SECURITIES - CONTINUED
U.S. TREASURY BONDS - 0.99%
7.125%, 02/15/23 ..................................... $ 1,000,000
$  1,008,700
6.250%, 08/15/23 .....................................     750,000
679,387

------------

1,688,087

------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $8,362,383) ..
8,182,537

------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.39%
FEDERAL HOME LOAN BANK - 0.30%
9.200%, 08/25/97 .....................................     500,000
505,435

------------
FEDERAL HOME LOAN MORTGAGE CORP. - 4.64%
5.500%, 08/15/04, CMO REMIC ..........................     600,000
595,184
5.850%, 02/21/06 .....................................   1,000,000
927,090
6.500%, 09/15/07, CMO REMIC ..........................   1,000,000
985,778
7.500%, 04/01/08 .....................................     610,399
616,096
6.500%, 06/01/09 .....................................   1,136,080
1,110,006
7.500%, 11/01/10 .....................................   1,092,075
1,102,496
5.150%, 11/15/12, CMO REMIC ..........................   1,031,043
1,026,190
7.000%, 07/01/13 .....................................     644,841
631,095
7.000%, 11/15/13, CMO PAC - Interest Only ............   1,262,452
47,216
6.000%, 12/15/23, CMO REMIC ..........................   1,000,000
857,038

------------

7,898,189

------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.11%
6.000%, 06/25/02, CMO REMIC...........................   1,494,135
1,490,983
6.250%, 07/25/02, CMO REMIC...........................     437,430
436,516
6.900%, 12/25/03, CMO REMIC...........................     851,936
850,961
7.000%, 07/25/17, CMO PAC - Interest Only.............   1,268,848
118,713
9.000%, 05/01/25......................................     666,675
697,082

------------

3,594,255

------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  - 4.34%
7.000%, 06/15/08......................................     566,438
564,527
8.000%, 03/15/17......................................     743,226
753,031
8.000%, 06/15/17......................................   1,015,485
1,028,955
7.000%, 09/15/23......................................   1,750,758
1,702,904
7.000%, 10/15/23......................................   2,008,270
1,943,628
6.500%, 03/15/26......................................   1,475,220
1,388,604

------------

7,381,649

------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
 $19,630,930).........................................
19,379,528

------------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

                                                         PRINCIPAL
MARKET
                                                          AMOUNT
VALUE
                                                        ----------
- ------------
FIXED INCOME SECURITIES - CONTINUED
GOVERNMENT TRUST CERTIFICATES - 0.72%
GTC Greece, 8.000%, 05/15/98--CL G-2..................  $
245,068 $    245,068
GTC Israel, 9.250%, 11/15/01--CL 1-C..................
929,859      979,839

------------
TOTAL GOVERNMENT TRUST CERTIFICATES (COST $1,265,471).
1,224,907

------------
ASSET BACKED NOTES - 1.14%
Chemical Master Credit Card Trust I CL A, 5.550%,
 09/15/03.............................................
1,000,000      962,310
Citibank Credit Card Master Trust I CL A, 6.839%,
 02/10/04.............................................
1,000,000      991,389

------------
TOTAL ASSET BACKED NOTES (COST $1,971,501)............
1,953,699

------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.36% (COST
 $605,906)
Midland Realty Acceptance Corp., 7.475%, 08/25/28.....
600,000      610,219

------------
CORPORATE BONDS, NOTES AND DEBENTURES - 17.07%
AIRLINES - 0.27%
Delta Airlines, Inc. Equipment Trust Bonds, 8.540%,
 01/02/07.............................................
433,477      453,144

------------
ENTERTAINMENT - 0.31%
Time Warner, Inc. - Series M Preferred Stock/Sinking
 Fund,
 10.250%, 07/01/16....................................
495,000      532,125

------------
EQUIPMENT - 0.62%
John Deere Capital Corp. Subordinated Debentures,
 8.625%, 08/01/19.....................................
1,000,000    1,051,250

------------
FINANCIAL SERVICES - 8.05%
Advanta Corp. Notes, 7.000%, 05/01/01.................
1,000,000      965,000
Arcadia Financial Ltd. Units**, 11.500%, 03/15/07.....
600,000      573,000
Bankers Trust - N.Y. Corp. Subordinated Debentures,
 8.125%, 04/01/02.....................................
750,000      782,812
Chrysler Financial Corp. Notes, 6.625%, 08/15/00......
1,000,000      996,250
Continental Corp. Notes, 7.250%, 03/01/03.............
1,000,000      998,750
Federal Realty Investment Trust Convertible
 Subordinated Bonds,
 5.250%, 10/28/03.....................................
945,000      845,775
First Chicago NBD Institutional,144A Bonds 7.750%,
 12/01/26.............................................
1,000,000      940,000
International Bank for Reconstruction & Development
 Notes,
 9.770%, 05/27/98.....................................
1,000,000    1,037,500
Korea Development Bank Global Bonds, 6.625%, 11/21/03.
750,000      723,750
Leucadia National Corp. Senior Subordinated Notes,
 8.250%, 06/15/05.....................................
975,000      989,625
Merrill Lynch & Co., Inc. Notes, 7.000%, 04/27/08.....
1,000,000      976,250
Metropolitan Life Insurance Co. - 144A Surplus Notes,
 6.300%, 11/01/03.....................................
1,000,000      955,000
Pacific Mutual Life Insurance Co. - 144A Surplus
 Notes, 7.900%, 12/30/23..............................
1,000,000      986,250
Prudential Insurance Co. of America - 144A Surplus
 Notes,
 8.300%, 07/01/25.....................................
1,000,000    1,002,500
Wells Fargo Capital - 144A Bonds, 7.730%, 12/01/26....
1,000,000      935,000

------------

13,707,462

------------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

                                                         PRINCIPAL
MARKET
                                                          AMOUNT
VALUE
                                                        ----------
- ------------
FIXED INCOME SECURITIES - CONTINUED
FOOD & BEVERAGES - 0.58%
Nabisco, Inc. Notes, 6.700%, 06/15/02.................  $
1,000,000 $    981,250

------------
HEALTHCARE - 0.52%
Hospital Corp. of America, Zero Coupon Debentures,
 06/01/00*............................................
1,100,000      884,125

------------
INDUSTRIAL - 0.91%
Brown Group, Inc. - Senior Notes, 9.500%, 10/15/06....
750,000      758,438
Continental Cablevision Senior Debentures, 9.500%,
 08/01/13.............................................
700,000      787,500

------------

1,545,938

------------
MANUFACTURING - 0.49%
Owens-Illinois, Inc. Senior Debentures, 11.000%,
 12/01/03.............................................
750,000      838,125

------------
PUBLISHING/PRINTING - 0.30%
Valassis Inserts, Inc. Senior Subordinated Notes,
 9.375%, 03/15/99.....................................
500,000      515,625

------------
RETAILING-SPECIALTY - 0.41%
K Mart Corp. Debentures, 7.950%, 02/01/23.............
825,000      693,000

------------
TELECOMMUNICATION SERVICES - 0.55%
MFS Communications Co., Inc. Senior Discount Notes,
 0.000%, 01/15/06***..................................
1,250,000      943,750

------------
UTILITIES - 2.82%
Commonwealth Edison Co. First Mortgage Bonds, 7.750%,
 07/15/23.............................................
1,000,000      948,750
Gulf States Utilities First Mortgage Bonds, 8.250%,
 04/01/04.............................................
1,000,000    1,041,250
Long Island Lighting Co. Debentures, 9.000%, 11/01/22.
1,000,000    1,080,000
Niagara Mohawk Power First Mortgage Bonds, 8.000%,
 06/01/04.............................................
750,000      743,437
Philadelphia Electric Co. First Mortgage Bonds,
 5.625%, 11/01/01.....................................
500,000      473,750
Public Service Co. - New Hampshire First Mortgage
 Bonds,
 9.170%, 05/15/98.....................................
500,000      507,500

------------

4,794,687

------------
YANKEE - 1.24%
Chilgener S.A. Notes, 6.500%, 01/15/06................
1,250,000    1,170,313
Province of Mendoza - 144A Secured Notes, 10.000%,
 07/25/02.............................................
437,500      452,813
Skandinaviska Enskilda Subordinated Notes, 6.625%,
 03/29/49.............................................
500,000      481,340

------------

2,104,466

------------
TOTAL CORPORATE BONDS, NOTES AND DEBENTURES (COST
 $29,247,281).........................................
29,044,947

------------
TOTAL FIXED INCOME SECURITIES (COST $61,083,472)......
60,395,837

------------
TOTAL INVESTMENTS - 99.35% (COST $142,805,195)/1/.....
169,068,899

------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.65%......
1,103,562

------------
NET ASSETS - 100.00%..................................
$170,172,461

============

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
-------------


/1/Aggregate cost for federal income tax purposes is
 $142,805,195; and net unrealized appreciation is as
 follows:
 Gross unrealized appreciation......................  $28,875,540
 Gross unrealized depreciation......................   (2,611,836)
                                                      -----------
  Net unrealized appreciation.......................  $26,263,704
                                                      ===========

*  Non-income producing security.
** Each unit consists of $1,000 principal amount of Senior Notes at 11.500%, due 03/15/07 and one warrant to purchase 6.84 shares of common stock of
   Arcadia Financial Ltd. at an exercise price of $11.00 per share.
*** Interest rate 0.000% until 01/15/01, then 8.875% to maturity.

PORTFOLIO COMPOSITION
---------------------
Common Stock                         56%
Repurchase Agreement                  8%
U.S. Government Obligations           5%
U.S. Government Agency Obligations   11%
Government Trust Certificates         1%
Aaa                                   2%
Aa                                    1%
A                                     5%
Baa                                   5%
Ba                                    5%
B                                     1%
                                    ----
                                    100%
                                    ====



See accompanying notes to financial statements.

CT&T FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------


MARKET
                                                            SHARES
VALUE
                                                          --------
-- -----------
COMMON STOCK - 61.14%
COMMERCIAL SERVICES - 1.63%
Manpower, Inc. ..........................................
19,811 $   794,916

-----------
COMPUTERS/OFFICE EQUIPMENT - 19.54%
Adaptec, Inc.* ..........................................
16,336     603,692
Cisco Systems, Inc.* ....................................
20,200   1,045,350
Compaq Computer Corp.* ..................................
11,500     981,813
Electronic Arts, Inc.* ..................................
23,000     554,875
Electronic Data Systems Corp. ...........................
16,871     563,070
Intel Corp. .............................................
9,523   1,458,209
Microsoft Corp.* ........................................
11,286   1,371,249
Oracle Corp.* ...........................................
22,000     874,500
Seagate Technology, Inc.* ...............................
27,178   1,246,791
Solectron Corp.* ........................................
15,000     860,625

-----------

9,560,174

-----------
CONSUMER DURABLES - 1.29%
Harley Davidson, Inc. ...................................
16,000     632,000

-----------
CONSUMER NON-DURABLES - 7.48%
CUC International, Inc.* ................................
30,000     633,750
Gillette Co. ............................................
14,400   1,224,000
Interpublic Group of Companies, Inc. ....................
10,700     605,888
Procter & Gamble Co. ....................................
9,500   1,194,625

-----------

3,658,263

-----------
ENTERTAINMENT & LEISURE - 1.84%
Walt Disney Co. .........................................
11,000     902,000

-----------
FINANCIAL SERVICES - 4.23%
American Express Co. ....................................
14,078     927,388
Federal National Mortgage Association ...................
15,000     616,875
First Data Corp. ........................................
15,200     524,400

-----------

2,068,663

-----------
FOOD & BEVERAGE - 6.78%
Coca-Cola Co. ...........................................
20,000   1,272,500
Pioneer Hi-Bred International, Inc. .....................
11,000     776,875
Sysco Corp. .............................................
16,100     571,550
Wrigley, Wm. Jr., Co. ...................................
12,000     699,000

-----------

3,319,925

-----------
HEALTH CARE - 2.00%
Johnson & Johnson .......................................
16,000     980,000

-----------
LODGING - 1.47%
Marriott International, Inc. ............................
13,000     718,250

-----------

See accompanying notes to financial statements.

CT&T FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------


MARKET
                                                            SHARES
VALUE
                                                          --------
-- -----------
COMMON STOCK - CONTINUED
MEDICAL SUPPLIES - 1.98%
Medtronic, Inc. ........................................
14,000 $   969,500

-----------
PHARMACEUTICALS - 5.84%
Eli Lilly & Co. ........................................
10,245     900,279
Merck & Co., Inc. ......................................
10,900     986,450
Pfizer, Inc. ...........................................
10,100     969,600

-----------

2,856,329

-----------
RESTAURANTS - 0.93%
Cracker Barrel Old Country Store, Inc. .................
17,000     454,750

-----------
RETAIL - 3.15%
Home Depot, Inc. .......................................
16,000     928,000
The Gap, Inc. ..........................................
19,200     612,000

-----------

1,540,000

-----------
TELECOMMUNICATIONS EQUIPMENT - 2.98%
Ericsson (LM) Telefonaktiebolaget ADR...................
18,261     614,026
U.S. Robotics Corp. ....................................
16,700     845,438

-----------

1,459,464

-----------
TOTAL COMMON STOCK (COST $24,305,258)...................
29,914,234

-----------
MONEY MARKET FUND - 3.11% (COST $1,518,574)
Fidelity U.S. Government Reserves Fund..................
1,518,574   1,518,574

-----------

PRINCIPAL
                                                            AMOUNT
                                                          --------
--
REPURCHASE AGREEMENT - 1.62% (COST $793,000)
United Missouri Bank, U.S. Treasury Notes, $812,000 par,
 5.875% coupon, due 03/31/99, dated 04/30/97, to be sold
 on 05/01/97 at $793,111................................  $
793,000     793,000

-----------
FIXED INCOME SECURITIES - 32.75%
U.S. GOVERNMENT OBLIGATIONS - U.S. TREASURY NOTES -
  3.24%
7.250%, 05/15/04........................................
250,000     258,313
7.875%, 11/15/04........................................
550,000     587,735
6.500%, 10/15/06........................................
750,000     737,527

-----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,568,004).....
1,583,575

-----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.92%
FEDERAL HOME LOAN BANK - 2.45%
5.990%, 10/01/03........................................
320,000     305,558
6.940%, 02/12/04........................................
500,000     491,995
6.240%, 12/11/06........................................
425,000     404,056

-----------

1,201,609

-----------

See accompanying notes to financial statements.

CT&T FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------


PRINCIPAL    MARKET
                                                            AMOUNT
VALUE
                                                          --------
-- -----------
FIXED INCOME SECURITIES - CONTINUED
FEDERAL HOME LOAN MORTGAGE CORP. - 7.61%
6.500%, 06/01/02........................................  $
270,441 $   265,708
6.500%, 06/15/04, CMO REMIC.............................
265,000     265,905
7.730%, 08/10/04, Debentures............................
100,000     100,538
6.400%, 12/13/06, Debentures............................
750,000     720,833
6.700%, 01/05/07........................................
750,000     737,362
7.500%, 03/15/07, CMO REMIC.............................
600,000     579,482
6.000%, 04/15/08, CMO REMIC.............................
175,000     169,063
6.500%, 07/15/20, CMO REMIC.............................
500,000     492,661
6.500%, 11/15/20, CMO REMIC.............................
400,000     390,481

-----------

3,722,033

-----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.83%
7.500%, 03/01/99........................................
138,255     139,854
6.000%, 02/25/07, CMO REMIC.............................
255,000     250,362
7.070%, 03/08/11........................................
500,000     483,685
7.250%, 01/17/21, CMO REMIC.............................
1,000,000   1,001,256

-----------

1,875,157

-----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.03%
8.500%, 06/15/01........................................
9,571       9,921
9.000%, 09/15/08........................................
4,033       4,237

-----------

14,158

-----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
 $6,907,048)............................................
6,812,957

-----------
ASSET BACKED NOTES - 2.50%
AT&T Universal Card Master Trust CL A, 5.950%, 10/17/02.
445,000     436,099
Chemical Master Credit Card Trust I CL A, 6.230%,
 06/15/03...............................................
300,000     294,667
Citibank Credit Card Master Trust I CL A, 6.550%,
 02/15/04...............................................
500,000     493,850

-----------
TOTAL ASSET BACKED NOTES (COST $1,238,307)..............
1,224,616

-----------
CORPORATE BONDS, NOTES AND DEBENTURES - 13.09%
FINANCIAL SERVICES - 10.77%
American General Finance Corp. Notes, 7.200%, 07/08/99..
55,000      55,687
Citicorp Subordinated Notes, 7.125%, 05/15/06...........
1,000,000     987,500
First National Bank Commerce Senior Notes, 6.500%,
 01/14/00...............................................
500,000     496,875
First Union Bank Notes, 7.125%, 10/15/06................
1,000,000     982,500
General Motors Acceptance Corp. Notes, 7.125%, 05/01/03.
750,000     750,938
Household Finance Corp. Notes, 7.250%, 05/15/06.........
500,000     499,375
NationsBank Corp. Notes, 6.500%, 08/15/03...............
500,000     483,750
Salomon, Inc. Notes, 7.125%, 08/01/99...................
285,000     287,494
Sears Roebuck Acceptance Corp. Notes, 6.700%, 11/15/06..
750,000     722,812

-----------

5,266,931

-----------

CT&T FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

                                                        PRINCIPAL
MARKET
                                                          AMOUNT
VALUE
                                                        ----------
-----------
FIXED INCOME SECURITIES - CONTINUED
INDUSTRIAL - 0.98%
Brunswick Corp. Notes, 6.750%, 12/15/06................ $  500,000
$   480,000

-----------
INSURANCE - 0.22%
National Re Corp. Notes, 8.850%, 01/15/05..............    100,000
107,875

-----------
RETAIL - 1.12%
J.C. Penney & Co., Inc. Debentures, 9.750%, 06/15/21...    500,000
550,000

-----------
TOTAL CORPORATE BONDS, NOTES AND DEBENTURES (COST
 $6,543,071)...........................................
6,404,806

-----------
TOTAL FIXED INCOME SECURITIES (COST $16,256,430).......
16,025,954

-----------
TOTAL INVESTMENTS - 98.62% (COST $42,873,262)/1/.......
48,251,762

-----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.38%.......
676,169

-----------
NET ASSETS - 100.00%...................................
$48,927,931

===========
/1/Aggregate cost for federal income tax purposes is
 $42,873,262; and net unrealized appreciation is as
 follows:
 Gross unrealized appreciation......................... $6,206,385
 Gross unrealized depreciation.........................
(827,885)
                                                        ----------
  Net unrealized appreciation.......................... $5,378,500
                                                        ==========

* Non-income producing security.

PORTFOLIO COMPOSITION
---------------------
Common Stock                         61%
Money Market                          3%
Repurchase Agreement                  2%
U.S. Government Obligations           3%
U.S. Government Agency Obligations   14%
Aaa                                   3%
A                                    12%
Baa                                   2%
                                    ----
                                    100%
                                    ====


See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------


PRINCIPAL    MARKET
                                                            AMOUNT
VALUE
                                                          --------
-- -----------
FIXED INCOME SECURITIES - 94.65%
U.S. GOVERNMENT OBLIGATIONS - 17.49%
U.S. TREASURY NOTES - 15.54%
7.375%, 11/15/97.........................................
$1,250,000 $ 1,260,175
5.625%, 01/31/98.........................................
2,000,000   1,996,240
5.125%, 11/30/98.........................................
2,000,000   1,969,740
5.500%, 02/28/99.........................................
2,000,000   1,975,660
7.125%, 02/29/00.........................................
2,000,000   2,036,200
5.750%, 10/31/00.........................................
1,000,000     978,070
6.375%, 08/15/02.........................................
2,000,000   1,983,420
5.750%, 08/15/03.........................................
1,000,000     955,710
7.250%, 05/15/04.........................................
2,000,000   2,066,500

-----------

15,221,715

-----------
U.S. TREASURY BONDS - 1.95%
7.125%, 02/15/23.........................................
1,000,000   1,008,700
6.250%, 08/15/23.........................................
1,000,000     905,850

-----------

1,914,550

-----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $17,439,505) ....
17,136,265

-----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.36%
FEDERAL HOME LOAN MORTGAGE CORP. - 14.63%
5.850%, 02/21/06, Debentures.............................
2,500,000   2,317,725
7.000%, 10/15/06, CMO REMIC..............................
1,379,898   1,378,949
6.000%, 03/15/07, CMO REMIC..............................
1,500,000   1,483,190
6.500%, 09/15/07, CMO REMIC..............................
1,000,000     985,778
5.750%, 01/15/08, CMO REMIC..............................
500,000     478,068
7.500%, 04/01/08.........................................
610,399     616,097
6.000%, 03/15/09, CMO REMIC..............................
1,500,000   1,381,215
6.500%, 06/01/09.........................................
1,514,773   1,480,008
7.500%, 11/01/10.........................................
1,247,817   1,259,725
6.500%, 01/01/11.........................................
1,803,083   1,756,827
6.000%, 12/15/23, CMO REMIC..............................
1,400,000   1,199,853

-----------

14,337,435

-----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.27%
6.000%, 06/25/02, CMO REMIC..............................
1,245,113   1,242,485
6.250%, 07/25/02, CMO REMIC..............................
656,145     654,775
6.900%, 12/25/03, CMO REMIC..............................
1,135,916   1,134,615
7.000%, 07/25/08.........................................
415,482     411,716
7.000%, 05/01/12.........................................
1,500,000   1,484,062
9.000%, 05/01/25.........................................
1,066,679   1,115,331
6.500%, 02/01/26.........................................
1,145,715   1,083,581

-----------

7,126,565

-----------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

                                                         PRINCIPAL
MARKET
                                                           AMOUNT
VALUE
                                                         ---------
- -----------
FIXED INCOME SECURITIES - CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.46%
8.000%, 06/15/17........................................
$1,015,485 $ 1,028,955
7.000%, 10/15/23........................................
3,023,357   2,926,043
6.500%, 03/15/26........................................
1,475,220   1,388,604

-----------

5,343,602

-----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
 $27,140,595)...........................................
26,807,602

-----------
GOVERNMENT TRUST CERTIFICATES - 0.73% (COST $737,611)
GTC Israel, 9.250%, 11/15/01 - CL 1-C...................
674,148     710,383

-----------
ASSET BACKED NOTES - 3.21%
Chemical Master Credit Card Trust I CL A, 5.550%,
 09/15/03...............................................
2,500,000   2,405,775
Citibank Credit Card Master Trust I CL A, 6.839%,
 02/10/04...............................................
750,000     743,542

-----------
TOTAL ASSET BACKED NOTES (COST $3,183,622)..............
3,149,317

-----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.91% (COST
 $883,613)
Midland Realty Acceptance Corp., 7.475%, 08/25/28.......
875,000     889,902

-----------
CORPORATE BONDS, NOTES AND DEBENTURES - 44.95%
AIRLINES - 0.71%
Delta Airlines, Inc. Equipment Trust Bonds, 8.540%,
 01/02/07...............................................
433,477     453,144
Delta Airlines, Inc. Equipment Trust Bonds, 9.375%,
 09/11/07...............................................
220,752     240,620

-----------

693,764

-----------
ENTERTAINMENT - 0.84%
Time Warner, Inc. - Series M Preferred Stock/Sinking
 Fund,
 10.250%, 07/01/16......................................
770,000     827,750
                                                         ---------
- -----------
EQUIPMENT - 1.39%
John Deere Capital Corp. Subordinated Debentures,
 8.625%, 08/01/19.......................................
1,275,000   1,340,344
                                                         ---------
- -----------


See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

PRINCIPAL    MARKET
                                                            AMOUNT
VALUE
                                                          --------
-- -----------
FIXED INCOME SECURITIES - CONTINUED
FINANCIAL SERVICES - 22.08%
Advanta Corp. Notes, 7.000%, 05/01/01...................
$1,250,000 $ 1,206,250
Arcadia Financial Ltd. Units/2/, 11.500%, 03/15/07......
1,000,000     955,000
Bankers Trust - N.Y. Corp. Subordinated Notes, 7.500%,
 01/15/02...............................................
2,000,000   2,037,500
Chrysler Financial Corp. Senior Notes, 6.625%, 08/15/00.
1,250,000   1,245,313
Continental Corp. Notes, 7.250%, 03/01/03...............
1,500,000   1,498,125
Federal Realty Investment Trust Convertible Subordinated
 Bonds,
 5.250%, 10/28/03.......................................
1,000,000     895,000
First Chicago NBD Institutional, 144A Bonds 7.750%,
 12/01/26...............................................
2,000,000   1,880,000
Goldman Sachs Group L.P. - 144A Notes, 6.200%, 12/15/00.
1,000,000     973,528
Korea Development Bank Global Bonds, 6.625%, 11/21/03...
1,000,000     965,000
Leucadia National Corp. Senior Subordinated Notes,
 8.250%, 06/15/05.......................................
1,000,000   1,015,000
Merrill Lynch & Co., Inc. Notes, 7.000%, 04/27/08.......
2,000,000   1,952,500
Metropolitan Life Insurance Co. - 144A Surplus Notes,
 6.300%, 11/01/03.......................................
2,000,000   1,910,000
Pacific Mutual Life Insurance Co. - 144A Surplus Notes,
 7.900%, 12/30/23.......................................
1,250,000   1,232,812
Prudential Insurance Co. of America - 144A Surplus
 Notes, 8.300%, 07/01/25................................
2,000,000   2,005,000
Wells Fargo Capital - 144A Bonds, 7.730%, 12/01/26......
2,000,000   1,870,000
                                                          --------
-- -----------

21,641,028

-----------
FOOD & BEVERAGE - 0.50%
Nabisco, Inc. Notes, 6.700%, 06/15/02 ..................
500,000     490,625

-----------
INDUSTRIAL - 2.75%
Brown Group, Inc. - Senior Notes, 9.500%, 10/15/06 .....
1,000,000   1,011,250
Continental Cablevision Senior Debentures, 9.500%,
 08/01/13 ..............................................
1,500,000   1,687,500

-----------

2,698,750

-----------
MANUFACTURING - 2.42%
Figgie International, Inc. Senior Notes, 9.875%,
 10/01/99 ..............................................
1,000,000   1,035,000
Owens-Illinois, Inc. Senior Debentures, 11.000%,
 12/01/03 ..............................................
1,200,000   1,341,000

-----------

2,376,000

-----------
PUBLISHING/PRINTING - 0.79%
Valassis Inserts, Inc. Senior Subordinated Notes,
 9.375%, 03/15/99.......................................
750,000     773,437

-----------
RETAILING-SPECIALTY - 1.07%
K Mart Corp. Debentures, 7.950%, 02/01/23...............
1,250,000   1,050,000

-----------
TELECOMMUNICATION SERVICES - 1.54%
MFS Communications Co., Inc. Senior Discount Notes,
 0.000%, 01/15/06/3/....................................
2,000,000   1,510,000

-----------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
-------------

                                                         PRINCIPAL
MARKET
                                                           AMOUNT
VALUE
                                                         ---------
-  -----------
FIXED INCOME SECURITIES - CONTINUED
UTILITIES - 7.13%
Commonwealth Edison Co. First Mortgage Bonds, 7.750%,
 07/15/23..............................................
$1,000,000  $   948,750
Gulf States Utilities First Mortgage Bonds, 8.250%,
 04/01/04..............................................
2,000,000    2,082,500
Long Island Lighting Co. Debentures, 9.000%, 11/01/22..
1,250,000    1,350,000
Niagara Mohawk Power First Mortgage Bonds, 8.000%,
 06/01/04..............................................
1,000,000      991,250
Philadelphia Electric Co. First Mortgage Bonds, 5.625%,
 11/01/01..............................................
900,000      852,750
Public Service Co. - New Hampshire First Mortgage
 Bonds,
 9.170%, 05/15/98......................................
750,000      761,250

-----------

6,986,500

-----------
YANKEE - 3.73%
Chilgener S.A. Notes, 6.500%, 01/15/06.................
2,000,000    1,872,500
Province of Mendoza - 144A Secured Notes, 10.000%,
 07/25/02..............................................
656,250      679,219
Skandinaviska Enskilda Subordinated Notes, 6.625%,
 03/29/49..............................................
1,150,000    1,107,082

-----------

3,658,801

-----------
TOTAL CORPORATE BONDS, NOTES AND DEBENTURES (COST
 $44,511,419)..........................................
44,046,999

-----------
TOTAL FIXED INCOME SECURITIES (COST $93,896,365).......
92,740,468

-----------
REPURCHASE AGREEMENT - 4.37% (COST $4,285,000)
First Chicago NBD, U.S. Treasury Notes, $4,135,000 par,
 9.250% coupon, due 08/15/98, dated 04/30/97, to be
 sold on 05/01/97 at $4,285,625........................
4,285,000    4,285,000

-----------
TOTAL INVESTMENTS - 99.02% (COST $98,181,365)/1/.......
97,025,468

-----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.98%.......
958,600

-----------
NET ASSETS - 100.00%...................................
$97,984,068

===========

/1Aggregate/cost for federal income tax purposes is $98,181,365;
and net
  unrealized depreciation is as follows:
  Gross unrealized appreciation........................
417,097
  Gross unrealized depreciation........................
(1,572,994)
                                                         ---------
-
   Net unrealized depreciation.........................
(1,155,897)

==========

/2Each/unit consists of $1,000 principal amount of Senior Notes at 11.500%, due 03/15/07 and one warrant to purchase 6.84 shares of common stock of
  Arcadia Financial Ltd. at an exercise price of $11.00 per share. /3Interest/rate 0.000% until 01/15/01, then 8.875% to maturity.

PORTFOLIO COMPOSITION
---------------------
U.S. Government Obligations          18%
U.S. Government Agency Obligations   27%
Government Trust Certificates         1%
Aaa                                   4%
Aa                                    2%
A                                    16%
Baa                                  13%
Ba                                   13%
B                                     2%
Repurchase Agreement                  4%
                                    ----
                                    100%
                                    ====

CT&T FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------


PRINCIPAL   MARKET
                                                           AMOUNT
VALUE
                                                          --------
- -----------
MUNICIPAL BONDS - 96.69%
ARIZONA - 9.19%
Mohave County, Arizona Development Hospital System
 Authority Revenue, Escrowed to maturity
 6.000%, 07/01/00........................................ $350,000
$   363,696
Salt River Project Electric System Revenue, Refunding
 Series A
 5.500%, 01/01/05........................................  450,000
463,720
Tucson, Arizona Water Revenue
 5.400%, 07/01/05........................................  200,000
204,422

-----------

1,031,838

-----------
FLORIDA - 5.72%
Dade County, Florida School District, G.O., MBIA Insured
 5.000%, 07/15/02........................................  265,000
267,094
Putnam County, Florida Development Authority Revenue
 4.000%, 09/01/24/2/.....................................  100,000
100,000
State of Florida, G.O.
 4.700%, 07/01/97........................................  275,000
275,456

-----------

642,550

-----------
GEORGIA - 4.43%
State of Georgia, Series A, G.O.
 6.100%, 03/01/05........................................  250,000
268,718
State of Georgia, Series D, G.O.
 6.700%, 08/01/09........................................  200,000
227,988

-----------

496,706

-----------
ILLINOIS - 8.85%
Chicago, Illinois Metropolitan Water Reclamation, G.O.
 6.600%, 01/01/02........................................  250,000
267,492
Cook County, Illinois Series B, G.O., MBIA Insured
 4.700%, 11/15/01........................................  475,000
473,551
State of Illinois, G.O., FGIC Insured
 5.150%, 09/01/02........................................  250,000
252,710

-----------

993,753

-----------
MARYLAND - 2.26%
University of Maryland Revenue, Series B
 5.400%, 04/01/98........................................  250,000
253,515

-----------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

PRINCIPAL   MARKET
                                                            AMOUNT
VALUE
                                                           -------
-- -----------
MUNICIPAL BONDS - CONTINUED
NEVADA - 7.60%
Clark County, Nevada School District, G.O., FGIC Insured
 6.400%, 06/15/06........................................
$350,000 $   378,361
State of Nevada, Water Pollution Control, Revolving
 Funding, G.O.
 4.100%, 11/01/98........................................
475,000     474,658

-----------

853,019

-----------
NEW JERSEY - 7.81%
Camden County, New Jersey Municipal Utilities Authority
 Revenue
 6.000%, 07/15/04........................................
295,000     312,918
New Jersey State Transportation Trust Fund Revenue,
 Series A, AMBAC
 Insured, Escrowed to Maturity
 5.200%, 12/15/00........................................
350,000     357,329
State of New Jersey, Series D, G.O.
 5.500%, 02/15/04........................................
200,000     206,322

-----------

876,569

-----------
NEW YORK - 2.20%
New York State Dormitory Authority Revenue, Series C
 5.100%, 05/15/03........................................
250,000     247,438

-----------
OHIO - 1.81%
Ohio State Public Facilities Commission (Higher
 Education), AMBAC Insured
 5.200%, 05/01/01........................................
200,000     203,210

-----------
OKLAHOMA - 3.20%
Tulsa, Oklahoma Metropolitan Utilities Authority Revenue
 5.500%, 07/01/00........................................
350,000     359,065

-----------
OREGON - 2.42%
Portland Oregon, Series A, G.O.
 7.000%, 06/01/01........................................
250,000     271,475

-----------
PENNSYLVANIA - 4.06%
Commonwealth of Pennsylvania, G.O., FGIC Insured
 5.250%, 05/15/99........................................
200,000     203,164
Commonwealth of Pennsylvania, G.O., MBIA Insured
 5.100%, 06/15/03........................................
250,000     252,012

-----------

455,176

-----------
PUERTO RICO - 3.86%
Commonwealth of Puerto Rico, Series A, G.O., MBIA Insured
 6.500%, 07/01/03........................................
400,000     433,796

-----------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

PRINCIPAL   MARKET
                                                            AMOUNT
VALUE
                                                           -------
-- -----------
MUNICIPAL BONDS - CONTINUED
RHODE ISLAND - 2.57%
State of Rhode Island, Series A, G.O., FGIC Insured
 6.000%, 06/15/02........................................
$275,000  $   288,863

-----------
TEXAS - 10.43%
Arlington Independent School District, Refunding, G.O.
 5.400%, 02/15/99........................................
375,000      381,398
Galena Park, Texas Independent School District G.O.,
 Public School
 Funding Insured
 5.100%, 08/15/04........................................
125,000      125,785
Texas State Public Finance Authority, G.O.
 5.600%, 10/01/02........................................
200,000      207,498
Texas Water Development Board, G.O., Escrowed to Maturity
 5.000%, 08/01/99........................................
450,000      455,845

-----------

1,170,526

-----------
UTAH - 9.01%
Intermountain Power Agency Utah Power Supply Revenue
 6.250%, 07/01/07........................................
300,000      325,968
Jordan School District, Series A, G.O.
 5.250%, 06/15/00........................................
475,000      483,479
Utah State Building Authority Revenue, Series A
 5.125%, 05/15/03........................................
200,000      201,752

-----------

1,011,199

-----------
VIRGINIA - 4.52%
Henrico County, Virginia Industrial Development Authority
 Revenue
 5.300%, 12/01/11........................................
250,000      249,920
Virginia Public School Authority Revenue
 5.500%, 08/01/03........................................
250,000      257,500

-----------

507,420

-----------
WASHINGTON - 4.42%
King County, Washington, Series A, G.O.
 5.800%, 01/01/04........................................
475,000      496,427

-----------
WISCONSIN - 2.33%
State of Wisconsin, Series A, G.O.
 5.750%, 05/01/04........................................
250,000      261,490

-----------
TOTAL MUNICIPAL BONDS (COST $10,781,504).................
10,854,035

-----------

See accompanying notes to financial statements.

CT&T FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
--------------

MARKET
                                                            SHARES
VALUE
                                                           -------
-  -----------
TAX EXEMPT MONEY MARKET FUNDS - 1.57%
Goldman Sachs Tax Exempt Fund.............................
10,012  $    10,012
Provident Munifund........................................
165,859      165,859

-----------
TOTAL TAX EXEMPT MONEY MARKET FUNDS (COST $175,871).......
175,871

-----------
TOTAL INVESTMENTS - 98.26% (COST $10,957,375)/1/..........
11,029,906

-----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.74%..........
195,886

-----------
NET ASSETS - 100.00%......................................
$11,225,792

===========

/1Aggregate/cost for federal income tax purposes is
  $10,957,375; and net
  unrealized appreciation is as follows:
  Gross unrealized appreciation...........................
$129,929
  Gross unrealized depreciation...........................
(57,398)
                                                           -------
-
   Net unrealized appreciation............................ $
72,531

========

/2Variable/rate security. The rate shown is the rate in effect at April 30,
  1997.

PORTFOLIO
COMPOSITION
-----------
Aaa            53%
Aa             38%
A               5%
Baa             2%
Money Market    2%
              ----
              100%
              ====



See accompanying notes to financial statements.

See accompanying notes to financial statements.
CT&T FUNDS
CHICAGO TRUST MONEY MARKET FUND SCHEDULE OF INVESTMENTS
(UNAUDITED)

APRIL 30, 1997
------------------------------------------------------------------
--------------

                                                        PRINCIPAL
AMORTIZED
                                                         AMOUNT
COST
                                                       -----------
------------
CORPORATE BONDS - 0.83%
John Deere Capital Corp.
 7.200%, 05/15/97..................................... $ 2,000,000
$  2,001,210

------------
FUNDING AGREEMENT - 4.17%
Allstate Life Funding Agreement
 5.564%, 12/01/97/2/ .................................  10,000,000
10,000,000

------------
TOTAL BONDS...........................................
12,001,210

------------
BANKERS' ACCEPTANCES - 4.96%
Bank of America
 5.280%, 05/28/97 ....................................   1,273,478
1,268,435
Bank of America
 5.280%, 05/30/97 ....................................   1,256,209
1,250,866
Bank of America
 5.380%, 06/11/97 ....................................   2,457,000
2,441,945
CoreStates Bank
 5.550%, 06/20/97 ....................................   2,000,000
1,984,583
Sun Trust Bank
 5.570%, 06/30/97 ....................................   5,000,000
4,953,583

------------
TOTAL BANKERS' ACCEPTANCES............................
11,899,412

------------
CERTIFICATES OF DEPOSIT - 6.04%
Old Kent Bank
 5.300%, 05/05/97 ....................................   4,500,000
4,500,000
U.S. National Bank of Oregon
 5.600%, 07/03/97 ....................................   5,000,000
5,000,000
U.S. National Bank of Oregon
 5.680%, 07/28/97 ....................................   5,000,000
5,000,000

------------
TOTAL CERTIFICATES OF DEPOSIT.........................
14,500,000

------------
COMMERCIAL PAPER - 65.66%
General Motors Acceptance Corp.
 5.397%, 05/01/97 ....................................   4,500,000
4,500,000
Chrysler Financial Corp.
 5.330%, 05/02/97 ....................................   4,497,000
4,496,334
Household Finance Corp.
 5.362%, 05/06/97 ....................................   4,500,000
4,500,000
Prudential Funding Corp.
 5.363%, 05/07/97 ....................................   4,500,000
4,500,000
Ford Motor Credit Co.
 5.336%, 05/08/97 ....................................   2,800,000
2,800,000
General Electric Capital Corp.
 5.305%, 05/08/97 ....................................   1,700,000
1,700,000

CT&T FUNDS
CHICAGO TRUST MONEY MARKET FUND SCHEDULE OF INVESTMENTS
(UNAUDITED) - CONTINUED

APRIL 30, 1997
------------------------------------------------------------------
--------------
See accompanying notes to financial statements.

                                                        PRINCIPAL
AMORTIZED
                                                         AMOUNT
COST
                                                       -----------
------------
COMMERCIAL PAPER - CONTINUED
CIT Group Holdings, Inc.
 5.306%, 05/09/97 .................................... $   657,000
$    656,234
Heller Financial, Inc.
 5.341%, 05/09/97 ....................................   3,850,000
3,850,000
John Deere Capital Corp.
 5.591%, 05/12/97 ....................................   4,500,000
4,500,000
Norwest Financial, Inc.
 5.582%, 05/13/97 ....................................   4,500,000
4,500,000
American General Finance Corp.
 5.311%, 05/15/97 ....................................   2,525,000
2,525,000
Associates Corp. of North America
 5.407%, 05/16/97 ....................................   4,500,000
4,500,000
CIT Group Holdings, Inc.
 5.360%, 05/19/97 ....................................   4,543,000
4,530,825
Household Finance Corp.
 5.558%, 05/20/97 ....................................   4,500,000
4,500,000
Prudential Funding Corp.
 5.412%, 05/21/97 ....................................   3,000,000
3,000,000
Sears Roebuck Acceptance Corp.
 5.619%, 05/21/97 ....................................   1,500,000
1,500,000
General Motors Acceptance Corp.
 5.404%, 05/22/97 ....................................   4,500,000
4,500,000
Southern California Edison Co.
 5.470%, 05/23/97 ....................................   4,500,000
4,484,875
Prudential Funding Corp.
 5.416%, 05/27/97 ....................................   4,500,000
4,500,000
Beneficial Corp.
 5.387%, 05/28/97 ....................................   3,227,000
3,227,000
Associates Corp. of North America
 5.386%, 05/29/97 ....................................   4,500,000
4,500,000
American General Finance Corp.
 5.399%, 05/30/97 ....................................   3,244,000
3,244,000
Heller Financial, Inc.
 5.453%, 06/02/97 ....................................   4,500,000
4,500,000
General Electric Capital Corp.
 5.624%, 06/03/97 ....................................   4,500,000
4,500,000
Beneficial Corp.
 5.625%, 06/04/97 ....................................   4,500,000
4,500,000
American General Finance Corp.
 5.625%, 06/05/97 ....................................   4,500,000
4,500,000
Commercial Credit Co.
 5.586%, 06/09/97 ....................................   4,500,000
4,500,000

CT&T FUNDS
CHICAGO TRUST MONEY MARKET FUND SCHEDULE OF INVESTMENTS
(UNAUDITED) - CONTINUED

APRIL 30, 1997
------------------------------------------------------------------
--------------
See accompanying notes to financial statements.

                                                        PRINCIPAL
AMORTIZED
                                                         AMOUNT
COST
                                                       -----------
------------
COMMERCIAL PAPER - CONTINUED
General Electric Capital Corp.
 5.589%, 06/10/97 .................................... $ 4,500,000
$  4,500,000
AVCO Financial Services, Inc.
 5.580%, 06/11/97 ....................................   2,075,000
2,075,000
Norwest Financial, Inc.
 5.583%, 06/12/97 ....................................   4,500,000
4,500,000
AVCO Financial Services, Inc.
 5.582%, 06/13/97 ....................................   4,500,000
4,500,000
IBM Credit Corp.
 5.623%, 06/17/97 ....................................   4,500,000
4,500,000
IBM Credit Corp.
 5.607%, 06/18/97 ....................................   4,500,000
4,500,000
General Motors Acceptance Corp.
 5.621%, 06/19/97 ....................................   3,500,000
3,500,000
IBM Credit Corp.
 5.626%, 06/19/97 ....................................   1,000,000
1,000,000
Chrysler Financial Corp.
 5.558%, 06/20/97 ....................................   2,560,000
2,540,160
Sears Roebuck Acceptance Corp.
 5.624%, 06/23/97 ....................................   4,500,000
4,500,000
Heller Financial, Inc.
 5.666%, 06/24/97 ....................................   4,500,000
4,500,000
Sears Roebuck Acceptance Corp.
 5.654%, 06/26/97 ....................................   4,500,000
4,500,000
AVCO Financial Services, Inc.
 5.690%, 07/07/97 ....................................   4,500,000
4,500,000
CIT Group Holdings, Inc.
 5.580%, 07/16/97 ....................................   4,555,000
4,501,342

------------
TOTAL COMMERCIAL PAPER................................
157,630,770

------------
TIME DEPOSITS - 9.37%
Toronto Dominion Bank
 5.406%, 05/14/97 ....................................   4,500,000
4,500,000
Canadian Imperial Bank of Commerce
 5.600%, 06/06/97 ....................................   4,500,000
4,500,000
Canadian Imperial Bank of Commerce
 5.590%, 06/16/97 ....................................   4,500,000
4,500,000
Toronto Dominion Bank
 5.625%, 06/25/97 ....................................   4,500,000
4,500,000
Bank of Montreal
 5.625%, 06/27/97 ....................................   4,500,000
4,500,000

------------
TOTAL TIME DEPOSITS...................................
22,500,000

------------

CT&T FUNDS
CHICAGO TRUST MONEY MARKET FUND SCHEDULE OF INVESTMENTS
(UNAUDITED) - CONTINUED

APRIL 30, 1997
------------------------------------------------------------------
--------------
See accompanying notes to financial statements.

                                                         PRINCIPAL
AMORTIZED
                                                          AMOUNT
COST
                                                        ----------
- ------------
REPURCHASE AGREEMENT - 8.97% (COST $21,541,000)
J.P. Morgan, U.S. Treasury Notes, $21,568,000 par,
5.375% coupon, due 11/30/97, dated 4/30/97, to be sold
on 5/01/97 at $21,544,111 ............................
$21,541,000 $ 21,541,000

------------
TOTAL INVESTMENTS/1/ - 100.00%........................
240,072,392

------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.00% .....
55

------------
NET ASSETS - 100.00% .................................
$240,072,447

============

/1/ At April 30, 1997, cost is identical for book and federal income tax purposes.
/2/ Variable rate security. The rate shown is the rate in effect at April 30,
 1997 and resets on a monthly basis.
 The security also has a seven day put feature which allows either party to liquidate with seven days written notice.

CT&T FUNDS
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
--------------

                               MONTAG &    CHICAGO TRUST
CHICAGO       CHICAGO
                               CALDWELL      GROWTH &        TRUST
TRUST ASSET
                             GROWTH FUND    INCOME FUND   TALON
FUND  ALLOCATION FUND
                             ------------  -------------  --------
--- ---------------
ASSETS:
  Investments at value/1/
   (Cost $370,597,668,
   $178,069,896, $19,197,079
   and $142,805,195,
   respectively)............ $437,383,578  $237,558,550
$21,298,934  $169,068,899
  Cash......................            0           641
505           121
  Receivables:
    Dividends and interest .      388,800        71,517
49,873       976,174
    Fund shares sold .......    6,057,596       146,044
44,062        77,861
    Investments sold .......    1,890,847             0
0     1,000,576
  Deferred organization
   costs (Note A)...........        8,350         8,093
7,956         4,742
  Other assets .............        6,868         5,917
515         4,493
                             ------------  ------------   --------
---  ------------
      Total assets..........  445,736,039   237,790,762
21,401,845   171,132,866
                             ------------  ------------   --------
---  ------------
LIABILITIES:
  Payables:
    Investments purchased ..    5,383,088       111,126
544,000       805,445
    Fund shares redeemed ...    2,529,146        49,602
59        11,981
    Due to Advisor, net.....      262,845       129,600
13,284        94,630
  Accrued expenses .........       80,985        65,949
5,845        48,349
                             ------------  ------------   --------
---  ------------
      Total liabilities.....    8,256,064       356,277
563,188       960,405
                             ------------  ------------   --------
---  ------------
NET ASSETS:
  Applicable to 22,970,912,
   13,681,663, 1,433,528,
   and 16,975,457 shares
   outstanding,
   respectively............. $437,479,975  $237,434,485
$20,838,657  $170,172,461
                             ============  ============
===========  ============
NET ASSETS CONSIST OF:
  Capital paid-in........... $371,169,893  $173,729,543
$16,670,925  $142,191,282
  Accumulated undistributed
   (distributions in excess
   of) net investment income
   .........................     (282,311)      (14,906)
26,213       551,252
  Accumulated net realized
   gain (loss) on
   investments..............     (193,517)    4,231,194
2,039,664     1,166,223
  Net unrealized
   appreciation/depreciation
   on investments...........   66,785,910    59,488,654
2,101,855    26,263,704
                             ------------  ------------   --------
---  ------------
                             $437,479,975  $237,434,485
$20,838,657  $170,172,461
                             ============  ============
===========  ============
  Net asset value and
   redemption price
   per share................       $19.04        $17.35
$14.54        $10.02
                             ============  ============
===========  ============

Montag & Caldwell Growth Fund Class N (Retail) Class:
Net Asset Value, offering price and redemption price per share
(Based on net
assets of $316,677,086 and 16,635,512 shares issued and
outstanding) (Note
C)................................................................
 ........$19.04

Montag & Caldwell Growth Fund Class I (Institutional) Class:
Net Asset Value, offering price and redemption price per share
(Based on net
assets of $120,802,889 and 6,335,400 shares issued and
outstanding) (Note
C)................................................................
 ........$19.07

/1/Investments at value include investments in repurchase agreements of $0,
$23,500,000, $1,702,000 and $14,076,000, respectively.

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)
APRIL 30, 1997
------------------------------------------------------------------
--------------


CHICAGO
                             MONTAG & CALDWELL CHICAGO TRUST
CHICAGO TRUST     TRUST
                                 BALANCED          BOND
MUNICIPAL BOND MONEY MARKET
                                   FUND            FUND
FUND          FUND
                             ----------------- ------------- -----
--------- ------------
ASSETS:
  Investments at value/1/
   (Cost $42,873,262,
   $98,181,365, $10,957,375
   and $240,072,392,
   respectively)............    $48,251,762     $97,025,468
$11,029,906   $240,072,392
  Cash......................              0               0
0         84,105
  Receivables:
    Dividends and interest..        307,772       1,467,515
191,716      1,025,471
    Fund shares sold........         13,493          29,569
50              0
    Investments sold........        607,660         550,317
0              0
  Deferred organization
   costs (Note A)...........          8,350           8,093
8,093          8,093
  Other assets..............            911           2,340
312          7,144
                                -----------     -----------   ----
-------   ------------
      Total assets..........     49,189,948      99,083,302
11,230,077    241,197,205
                                -----------     -----------   ----
-------   ------------
LIABILITIES:
  Payables:
    Investments purchased...        215,691       1,033,907
0              0
    Fund shares redeemed....          1,103           4,615
599              0
    Due to Advisor, net.....         28,640          40,853
1,390         81,755
    Income distributions....              0               0
0      1,026,099
  Accrued expenses..........         16,583          19,859
2,296         16,904
                                -----------     -----------   ----
-------   ------------
      Total liabilities.....        262,017       1,099,234
4,285      1,124,758
                                -----------     -----------   ----
-------   ------------
NET ASSETS:
  Applicable to 3,491,205,
   10,032,391, 1,126,814,
   and 240,072,447 shares
   outstanding,
   respectively.............    $48,927,931     $97,984,068
$11,225,792   $240,072,447
                                ===========     ===========
===========   ============
NET ASSETS CONSIST OF:
  Capital paid-in...........    $42,476,663     $98,767,179
$11,225,178   $240,072,447
  Accumulated undistributed
   net investment income....        123,220         346,001
23,420              0
  Accumulated net realized
   gain (loss) on
   investments..............        949,548          26,785
(95,337)             0
  Net unrealized
   appreciation/depreciation
   on investments...........      5,378,500      (1,155,897)
72,531              0
                                -----------     -----------   ----
-------   ------------
                                $48,927,931     $97,984,068
$11,225,792   $240,072,447
                                ===========     ===========
===========   ============
  Net asset value and
   redemption price per
   share....................         $14.01           $9.77
$9.96          $1.00
                                ===========     ===========
===========   ============

/1/Investments at value include investments in repurchase agreements of
$793,000, $4,285,000, $0 and $21,541,000, respectively.

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------------------------------------------
--------------

                                             CHICAGO
CHICAGO
                               MONTAG &       TRUST      CHICAGO
TRUST ASSET
                               CALDWELL     GROWTH &      TRUST
ALLOCATION
                              GROWTH FUND  INCOME FUND  TALON FUND
FUND
                              -----------  -----------  ----------
-----------
INVESTMENT INCOME:
  Dividends.................  $ 1,208,790  $ 1,158,123  $   37,787
$   540,281
  Interest..................      398,025      520,941     136,252
2,573,230
                              -----------  -----------  ----------
-----------
    Total investment income.    1,606,815    1,679,064     174,039
3,113,511
                              -----------  -----------  ----------
-----------
EXPENSES:
  Investment advisory fees
   (Note E).................    1,270,146      772,852      78,914
572,925
  Distribution expenses
   (Note E).................      294,514      276,019      24,661
204,616
  Transfer agent fees (Note
   E).......................       31,913       20,044      14,332
11,670
  Administration fees (Note
   E).......................       49,856       30,307       3,006
22,258
  Accounting fees...........       43,910       25,800       9,397
22,771
  Registration expenses
   (Note E) ................       42,608        9,466       8,520
7,432
  Custodian fees............       25,189       13,176       4,353
11,121
  Professional fees (Note E)
   .........................       24,564       16,398      11,260
15,510
  Amortization of
   organization costs (Note
   A).......................        1,652        2,478       1,652
695
  Report to shareholder
   expense (Note E) ........       14,660        4,388         386
3,314
  Trustees fees (Note E)....        1,281        1,172       1,172
1,172
  Miscellaneous expenses ...        5,980       33,303       3,147
25,827
                              -----------  -----------  ----------
-----------
    Total expenses..........    1,806,273    1,205,403     160,800
899,311
  Expenses reimbursed (Note
   E).......................            0      (62,616)
(32,565)     (52,614)
                              -----------  -----------  ----------
-----------
    Net expenses............    1,806,273    1,142,787     128,235
846,697
                              -----------  -----------  ----------
-----------
NET INVESTMENT INCOME
 (LOSS).....................     (199,458)     536,277      45,804
2,266,814
                              -----------  -----------  ----------
-----------
REALIZED AND UNREALIZED GAIN
 (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss)
   on investments (including
   a net realized loss on
   option transactions of
   $112,001 in the Talon
   Fund) ...................     (186,639)   4,231,511   2,040,104
1,166,428
  Net change in unrealized
   appreciation/
   depreciation on
   investments .............   34,072,624   15,868,851
(408,274)   8,127,982
                              -----------  -----------  ----------
-----------
    Net realized and
     unrealized gain on
     investments............   33,885,985   20,100,362   1,631,830
9,294,410
                              -----------  -----------  ----------
-----------
INCREASE IN NET ASSETS FROM
 OPERATIONS.................  $33,686,527  $20,636,639  $1,677,634
$11,561,224
                              ===========  ===========  ==========
===========

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------
--------------

                           MONTAG &      CHICAGO    CHICAGO TRUST
CHICAGO TRUST
                           CALDWELL       TRUST       MUNICIPAL
MONEY
                         BALANCED FUND  BOND FUND     BOND FUND
MARKET FUND
                         ------------- -----------  -------------
-------------
INVESTMENT INCOME:
  Dividends.............  $   94,895   $         0    $       0
$        0
  Interest..............     535,744     3,169,896      258,726
6,567,958
                          ----------   -----------    ---------
----------
    Total investment
     income.............     630,639     3,169,896      258,726
6,567,958
                          ----------   -----------    ---------
----------
EXPENSES:
  Investment advisory
   fees (Note E)........     148,608       247,142       33,273
482,058
  Distribution expenses
   (Note E).............      49,536       112,337       13,864
0
  Transfer agent fees...      13,795        12,931        6,301
15,809
  Administration fees
   (Note E).............       5,218        12,043        1,584
32,949
  Accounting fees.......      13,862        20,156        6,886
26,501
  Registration expenses.       9,217        11,624        9,556
14,853
  Custodian fees........       5,149         7,193        1,431
16,780
  Professional fees ....      12,490        13,821       11,836
17,255
  Amortization of
   organization costs
   (Note A).............       1,652         2,478        2,478
2,478
  Report to shareholder
   expense .............         673         1,719          229
4,558
  Trustees fees (Note
   E)...................       1,172         1,172        1,172
1,172
  Miscellaneous
   expenses.............       8,889         5,647        1,066
32,126
                          ----------   -----------    ---------
----------
    Total expenses......     270,261       448,263       89,676
646,539
  Expenses reimbursed
   (Note E).............     (22,583)      (88,783)     (39,766)
(43,967)
                          ----------   -----------    ---------
----------
    Net expenses........     247,678       359,480       49,910
602,572
                          ----------   -----------    ---------
----------
NET INVESTMENT INCOME...     382,961     2,810,416      208,816
5,965,386
                          ----------   -----------    ---------
----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain on
   investments..........     988,318        26,880        1,920
0
  Net change in
   unrealized
   appreciation/
   depreciation on
   investments..........   1,415,676    (1,233,871)    (106,238)
0
                          ----------   -----------    ---------
----------
    Net realized and
     unrealized gain
     (loss) on
     investments........   2,403,994    (1,206,991)    (104,318)
0
                          ----------   -----------    ---------
----------
INCREASE IN NET ASSETS
 FROM OPERATIONS........  $2,786,955   $ 1,603,425    $ 104,498
$5,965,386
                          ==========   ===========    =========
==========

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------
--------------

                                                       MONTAG &
CALDWELL
                                                            GROWTH
                                                             FUND
                                                 -----------------
------------
                                                 SIX MONTHS ENDED
FOR THE
                                                     04/30/97
YEAR ENDED
                                                   (UNAUDITED)
10/31/96*
                                                 ----------------
------------
OPERATIONS:
  Net investment loss...........................   $   (199,458)
$    (28,035)
  Net realized gain (loss) on investments.......       (186,639)
2,171,050
  Net change in unrealized appreciation/
   depreciation on investments..................     34,072,624
26,825,183
                                                   ------------
------------
  Increase in net assets from operations........     33,686,527
28,968,198
                                                   ------------
------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS:
  In excess of net investment income:
    Retail Class................................              0
(28,975)
    Institutional Class.........................         (9,150)
(45,883)
  From net realized gain on investments:
    Retail Class................................     (1,466,612)
(24,401)
    Institutional Class ........................       (412,803)
0
                                                   ------------
------------
  Total distributions...........................     (1,888,565)
(99,259)
                                                   ------------
------------
CAPITAL SHARE TRANSACTIONS - NOTE C                 187,032,118
149,425,907
                                                   ------------
------------
  Total increase in net assets..................    218,830,080
178,294,846
NET ASSETS:
  Beginning of period...........................    218,649,895
40,355,049
                                                   ------------
------------
  End of period (including distributions in
   excess of net investment income of ($282,311)
   and ($73,703), respectively).................   $437,479,975
$218,649,895
                                                   ============
============

*Montag & Caldwell Growth Fund Institutional Class commenced investment operations on June 28, 1996.

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------
--------------

                                                         CHICAGO
TRUST
                                                        GROWTH &
INCOME
                                                             FUND
                                                 -----------------
------------
                                                 SIX MONTHS ENDED
FOR THE
                                                     04/30/97
YEAR ENDED
                                                   (UNAUDITED)
10/31/96
                                                 ----------------
------------
OPERATIONS:
  Net investment income.........................   $    536,277
$  1,451,728
  Net realized gain on investments..............      4,231,511
4,305,113
  Net change in unrealized
   appreciation/depreciation on investments.....     15,868,851
39,311,048
                                                   ------------
------------
  Increase in net assets from operations........     20,636,639
45,067,889
                                                   ------------
------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS:
  From net investment income....................       (684,739)
(1,444,903)
  From net realized gain on investments.........     (4,305,275)
(976,557)
                                                   ------------
------------
  Total distributions...........................     (4,990,014)
(2,421,460)
                                                   ------------
------------
CAPITAL SHARE TRANSACTIONS - NOTE C.............     16,654,543
(9,808,817)
                                                   ------------
------------
  Total increase in net assets..................     32,301,168
32,837,612
NET ASSETS:
  Beginning of period...........................    205,133,317
172,295,705
                                                   ------------
------------
  End of period (including undistributed
   (distributions in excess of) net investment
   income of ($14,906) and $133,556,
   respectively)................................   $237,434,485
$205,133,317
                                                   ============
============

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------
--------------


CHICAGO TRUST
                               CHICAGO TRUST TALON FUND
ASSET ALLOCATION FUND
                             ----------------------------  -------
----------------------
                             SIX MONTHS ENDED   FOR THE    SIX
MONTHS ENDED   FOR THE
                                 04/30/97     YEAR ENDED
04/30/97      YEAR ENDED
                               (UNAUDITED)     10/31/96
(UNAUDITED)      10/31/96
                             ---------------- -----------  -------
--------- ------------
OPERATIONS:
  Net investment income....    $    45,804    $    42,177    $
2,266,814   $  4,547,650
  Net realized gain on
   investments.............      2,040,104      1,453,661
1,166,428      2,227,691
  Net change in unrealized
   appreciation/depreciation
   on investments..........       (408,274)     1,649,993
8,127,982     17,768,218
                               -----------    -----------    -----
-------   ------------
  Increase in net assets
   from operations.........      1,677,634      3,145,831
11,561,224     24,543,559
                               -----------    -----------    -----
-------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREOWNERS:
  From net investment
   income..................        (28,536)       (35,795)
(2,283,065)    (4,421,473)
  From net realized gain on
   investments.............     (1,458,660)      (634,240)
(2,253,139)        (7,294)
                               -----------    -----------    -----
-------   ------------
  Total distributions......     (1,487,196)      (670,035)
(4,536,204)    (4,428,767)
                               -----------    -----------    -----
-------   ------------
CAPITAL SHARE
 TRANSACTIONS - NOTE C.....      3,230,544      4,404,025
6,443,998    (16,231,815)
                               -----------    -----------    -----
-------   ------------
  Total increase in net
   assets..................      3,420,982      6,879,821
13,469,018      3,882,977
NET ASSETS:
  Beginning of period......     17,417,675     10,537,854
156,703,443    152,820,466
                               -----------    -----------    -----
-------   ------------
  End of period (including
   undistributed net
   investment income of
   $26,213, $8,945,
   $551,252 and $567,503,
   respectively)...........    $20,838,657    $17,417,675
$170,172,461   $156,703,443
                               ===========    ===========
============   ============

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------
--------------

                                MONTAG & CALDWELL
CHICAGO TRUST
                                  BALANCED FUND
BOND FUND
                           ----------------------------  ---------
-------------------
                           SIX MONTHS ENDED   FOR THE    SIX
MONTHS ENDED   FOR THE
                               04/30/97     YEAR ENDED
04/30/97     YEAR ENDED
                             (UNAUDITED)     10/31/96
(UNAUDITED)     10/31/96
                           ---------------- -----------  ---------
------- -----------
OPERATIONS:
  Net investment income...   $   382,961    $   562,623    $
2,810,416    $ 4,648,008
  Net realized gain (loss)
   on investments.........       988,318      2,720,967
26,880        (21,824)
  Net change in unrealized
   appreciation/
   depreciation on
   investments............     1,415,676      1,750,771
(1,233,871)      (427,461)
                             -----------    -----------    -------
----    -----------
  Increase in net assets
   from operations........     2,786,955      5,034,361
1,603,425      4,234,723
                             -----------    -----------    -------
----    -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREOWNERS:
  From net investment
   income.................      (330,528)      (544,785)
(2,723,058)    (4,576,113)
  From net realized gain
   on investments.........    (2,700,697)             0
(22,054)       (26,301)
                             -----------    -----------    -------
----    -----------
  Total distributions.....    (3,031,225)      (544,785)
(2,745,112)    (4,602,414)
                             -----------    -----------    -------
----    -----------
CAPITAL SHARE
 TRANSACTIONS - NOTE C....    17,699,530      5,074,921
19,915,027      9,088,084
                             -----------    -----------    -------
----    -----------
  Total increase in net
   assets.................    17,455,260      9,564,497
18,773,340      8,720,393
NET ASSETS:
  Beginning of period.....    31,472,671     21,908,174
79,210,728     70,490,335
                             -----------    -----------    -------
----    -----------
  End of period (including
   undistributed
   net investment income of
   $123,220, $70,787,
   $346,001 and $258,643,
   respectively)..........   $48,927,931    $31,472,671
$97,984,068    $79,210,728
                             ===========    ===========
===========    ===========

See accompanying notes to financial statements.

CT&T FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------
--------------

                                CHICAGO TRUST
CHICAGO TRUST
                                MUNICIPAL BOND
MONEY MARKET
                                     FUND
FUND
                         ----------------------------  -----------
------------------
                         SIX MONTHS ENDED   FOR THE    SIX MONTHS
ENDED FOR THE YEAR
                             04/30/97     YEAR ENDED
04/30/97        ENDED
                           (UNAUDITED)     10/31/96
(UNAUDITED)      10/31/96
                         ---------------- -----------  -----------
----- ------------
OPERATIONS:
  Net investment income.   $   208,816    $   421,107    $
5,965,386   $ 10,298,196
  Net realized gain on
   investments..........         1,920         30,220
0              0
  Net change in
   unrealized
   appreciation/
   depreciation on
   investments..........      (106,238)       (54,373)
0              0
                           -----------    -----------    ---------
---   ------------
  Increase in net assets
   from operations......       104,498        396,954
5,965,386     10,298,196
                           -----------    -----------    ---------
---   ------------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREOWNERS:
  From net investment
   income...............      (209,266)      (419,021)
(5,965,386)   (10,298,196)
                           -----------    -----------    ---------
---   ------------
CAPITAL SHARE
 TRANSACTIONS - NOTE C..       144,398       (471,269)
13,536,831     20,460,302
                           -----------    -----------    ---------
---   ------------
  Total increase
   (decrease) in net
   assets...............        39,630       (493,336)
13,536,831     20,460,302
NET ASSETS:
  Beginning of period...    11,186,162     11,679,498
226,535,616    206,075,314
                           -----------    -----------    ---------
---   ------------
  End of period
   (including
   undistributed net
   investment income of
   $23,420, $23,870, $0
   and $0,
   respectively)........   $11,225,792    $11,186,162
$240,072,447   $226,535,616
                           ===========    ===========
============   ============

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------
-------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                        MONTAG & CALDWELL GROWTH
FUND
                          ----------------------------------------
---------------------
                                    RETAIL CLASS
INSTITUTIONAL CLASS
                          ------------------------------------ ---
---------------------
                          SIX MONTHS                           SIX
MONTHS
                             ENDED       YEAR
ENDED
                           04/30/97     ENDED     PERIOD ENDED
04/30/97   PERIOD ENDED
                          (UNAUDITED)  10/31/96   10/31/95 (A)
(UNAUDITED) 10/31/96 (B)
                          -----------  --------   ------------ ---
-------- ------------
Net Asset Value,
 beginning of period....   $  17.08    $  13.16     $ 10.00     $
17.08     $ 15.59
                           --------    --------     -------     --
------     -------
  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income
   (loss)...............      (0.01)       0.00        0.02
0.01        0.02
  Net realized and
   unrealized gain on
   investments..........       2.11        3.93        3.16
2.12        1.49
                           --------    --------     -------     --
------     -------
    Total from
     investment
     operations.........       2.10        3.93        3.18
2.13        1.51
  LESS DISTRIBUTIONS
  Dividends from and in
   excess of net
   investment income....       0.00       (0.01)      (0.02)
0.00       (0.02)
  Distributions from net
   realized gain on
   investments..........      (0.14)       0.00        0.00
(0.14)       0.00
                           --------    --------     -------     --
------     -------
    Total distributions.      (0.14)      (0.01)      (0.02)
(0.14)      (0.02)
                           --------    --------     -------     --
------     -------
Net Asset Value, end of
 period.................   $  19.04    $  17.08     $ 13.16     $
19.07     $ 17.08
                           ========    ========     =======
========     =======
TOTAL RETURN/2/ ........      12.34%      29.91%      31.87%
12.53%       9.67%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
   period (in 000's)....   $316,677    $166,243     $40,355
$120,803     $52,407
  Ratio of expenses to
   average net assets
   before reimbursement
   of expenses by
   Advisor/1/ ..........       1.21%       1.32%       1.87%
0.92%       0.98%
  Ratio of expenses to
   average net assets
   after reimbursement
   of expenses by
   Advisor/1/ ..........       1.21%       1.28%       1.30%
0.92%       0.98%
  Ratio of net
   investment income to
   average net assets
   before reimbursement
   of expenses by
   Advisor/1/ ..........      (0.28)%     (0.10)%     (0.36)%
0.09%       0.17%
  Ratio of net
   investment income to
   average net assets
   after reimbursement
   of expenses by
   Advisor/1/ ..........      (0.28)%     (0.06)%      0.20%
0.09%       0.17%
  Portfolio turnover/2/
   .....................       5.79%      26.36%      34.46%
5.79%      26.36%
  Average commission
   rate paid ...........   $ 0.0599    $ 0.0639         N/R     $
0.0599     $0.0639

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------
-------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                             CHICAGO TRUST
                                         GROWTH & INCOME FUND
                          ----------------------------------------
--------------
                          SIX MONTHS ENDED
                              04/30/97     YEAR ENDED YEAR ENDED
PERIOD ENDED
                            (UNAUDITED)     10/31/96   10/31/95
10/31/94 (C)
                          ---------------- ---------- ----------
------------
Net Asset Value,
 beginning of period....      $  16.17      $  12.90   $  10.11
$ 10.00
                              --------      --------   --------
-------
  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income.          0.04          0.11       0.09
0.07
  Net realized and
   unrealized gain on
   investments..........          1.53          3.34       2.79
0.10
                              --------      --------   --------
-------
    Total from
     investment
     operations.........          1.57          3.45       2.88
0.17
  LESS DISTRIBUTIONS
  Dividends from net
   investment income....         (0.05)        (0.11)     (0.09)
(0.06)
  Distributions from net
   realized gain on
   investments..........         (0.34)        (0.07)      0.00
0.00
                              --------      --------   --------
-------
    Total distributions.         (0.39)        (0.18)     (0.09)
(0.06)
                              --------      --------   --------
-------
Net Asset Value, end of
 period.................      $  17.35      $  16.17   $  12.90
$ 10.11
                              ========      ========   ========
=======
TOTAL RETURN/2/.........          9.86%        26.98%     28.66%
1.73%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
   period (in 000's)....      $237,434      $205,133   $172,296
$12,282
  Ratio of expenses to
   average net assets
   before reimbursement
   of expenses by
   Advisor/1/...........          1.09%         1.15%      1.50%
2.21%
  Ratio of expenses to
   average net assets
   after reimbursement
   of expenses by
   Advisor/1/...........          1.03%/3/      1.00%
1.09%/4/      1.20%
  Ratio of net
   investment income to
   average net assets
   before reimbursement
   of expenses by
   Advisor/1/...........          0.43%         0.62%      0.33%
(0.15)%
  Ratio of net
   investment income to
   average net assets
   after reimbursement
   of expenses by
   Advisor/1/...........          0.49%         0.77%      0.74%
0.86%
  Portfolio turnover/2/.         11.58%        25.48%      9.00%
37.01%
  Average commission
   rate paid............      $ 0.0511      $ 0.0571        N/R
N/R

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------
-------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                            CHICAGO TRUST TALON
FUND
                                   -------------------------------
---------------
                                   SIX MONTHS
                                      ENDED      YEAR       YEAR
                                    04/30/97    ENDED      ENDED
PERIOD ENDED
                                   (UNAUDITED) 10/31/96   10/31/95
10/31/94 (D)
                                   ----------- --------   --------
------------
Net Asset Value, beginning of
 period...........................   $ 14.39   $ 12.07    $ 10.25
$10.00
  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income ..........      0.03      0.04       0.09
0.02
  Net realized and unrealized gain
   on investments.................      1.33      3.01       1.84
0.23
                                     -------   -------    -------
------
    Total from investment
     operations...................      1.36      3.05       1.93
0.25
  LESS DISTRIBUTIONS
  Dividends from net investment
   income.........................     (0.02)    (0.03)     (0.11)
0.00
  Distributions from net realized
   gain on investments............     (1.19)    (0.70)      0.00
0.00
                                     -------   -------    -------
------
    Total distributions...........     (1.21)    (0.73)     (0.11)
0.00
                                     -------   -------    -------
------
Net Asset Value, end of period....   $ 14.54   $ 14.39    $ 12.07
$10.25
                                     =======   =======    =======
======
TOTAL RETURN/2/ ..................      9.82%    26.51%     18.92%
2.50%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
   000's).........................   $20,839   $17,418    $10,538
$4,355
  Ratio of expenses to average net
   assets before reimbursement of
   expenses by Advisor /1/........      1.63%     1.98%      3.04%
7.82%
  Ratio of expenses to average net
   assets after reimbursement of
   expenses by Advisor /1/........      1.30%     1.30%      1.30%
1.30%
  Ratio of net investment income
   to average net assets before
   reimbursement of expenses by
   Advisor /1/....................      0.13%    (0.38)%
(0.97)%      (4.13)%
  Ratio of net investment income
   to average net assets after
   reimbursement of expenses by
   Advisor/1/ ....................      0.46%     0.30%      0.77%
2.39%
  Portfolio turnover/2/ ..........     68.89%   126.83%    229.43%
33.66%
  Average commission rate paid ...   $0.0604   $0.0612        N/R
N/R

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------
-------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                            CHICAGO TRUST ASSET
ALLOCATION
                                                         FUND
                                           -----------------------
--------------
                                           SIX MONTHS
                                              ENDED         YEAR
                                            04/30/97       ENDED
PERIOD ENDED
                                           (UNAUDITED)    10/31/96
10/31/95 (E)
                                           -----------    --------
------------
Net Asset Value, beginning of period......  $   9.60      $   8.43
$   8.34
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ..................      0.13          0.27
0.03
  Net realized and unrealized gain on
   investments............................      0.56          1.16
0.06
                                            --------      --------
--------
    Total from investment operations......      0.69          1.43
0.09
  LESS DISTRIBUTIONS
  Dividends from net investment income....     (0.13)
(0.26)       0.00
  Distributions from net realized gain on
   investments............................     (0.14)         0.00
0.00
                                            --------      --------
--------
    Total distributions...................     (0.27)
(0.26)       0.00
                                            --------      --------
--------
Net Asset Value, end of period............  $  10.02      $   9.60
$   8.43
                                            ========      ========
========
TOTAL RETURN/2/ ..........................      7.36%
17.21%       1.08%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)....  $170,172      $156,703
$152,820
  Ratio of expenses to average net assets
   before reimbursement of expenses by
   Advisor /1/............................      1.10%
1.17%       1.19%
  Ratio of expenses to average net assets
   after reimbursement of expenses by
   Advisor /1/............................      1.03%/3/
1.00%       1.00%
  Ratio of net investment income to
   average net assets before reimbursement
   of expenses by Advisor /1/.............      2.70%
2.79%       2.56%
  Ratio of net investment income to
   average net assets after reimbursement
   of expenses by Advisor/1/ .............      2.77%
2.96%       2.73%
  Portfolio turnover/2/ ..................     14.07%
34.29%       0.72%
  Average commission rate paid ...........  $ 0.0570      $ 0.0596
N/R

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------
-------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                  MONTAG &
CALDWELL
                                                    BALANCED FUND
                                       ---------------------------
-------------
                                       SIX MONTHS ENDED
                                           04/30/97     YEAR ENDED
PERIOD ENDED
                                         (UNAUDITED)     10/31/96
10/31/95 (F)
                                       ---------------- ----------
------------
Net Asset Value, beginning of period..     $ 14.29       $ 12.12
$ 10.00
                                           -------       -------
-------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income...............        0.13          0.27
0.26
  Net realized and unrealized gain on
   investments........................        0.93          2.17
2.09
                                           -------       -------
-------
    Total from investment operations..        1.06          2.44
2.35
  LESS DISTRIBUTIONS
  Dividends from net investment
   income.............................       (0.13)        (0.27)
(0.23)
  Distributions from net realized gain
   on investments.....................       (1.21)         0.00
0.00
                                           -------       -------
-------
    Total distributions...............       (1.34)        (0.27)
(0.23)
                                           -------       -------
-------
Net Asset Value, end of period........     $ 14.01       $ 14.29
$ 12.12
                                           =======       =======
=======
TOTAL RETURN/2/.......................        7.89%        20.37%
23.75%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
   000's).............................     $48,928       $31,473
$21,908
  Ratio of expenses to average net
   assets before reimbursement of
   expenses by Advisor/1/.............        1.36%         1.58%
2.50%
  Ratio of expenses to average net
   assets after reimbursement of
   expenses by Advisor/1/.............        1.25%         1.25%
1.25%
  Ratio of net investment income to
   average net assets before
   reimbursement of expenses by
   Advisor/1/.........................        1.82%         1.83%
1.38%
  Ratio of net investment income to
   average net assets after
   reimbursement of expenses by
   Advisor/1/.........................        1.93%         2.16%
2.63%
  Portfolio turnover/2/...............       28.17%        43.58%
27.33%
  Average commission rate paid........     $0.0599       $0.0644
N/R

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------
-------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                               CHICAGO TRUST
                                                 BOND FUND
                            --------------------------------------
-------------
                            SIX MONTHS ENDED
                                04/30/97     YEAR ENDED YEAR ENDED
PERIOD ENDED
                              (UNAUDITED)     10/31/96   10/31/95
10/31/94 (G)
                            ---------------- ---------- ----------
------------
Net Asset Value, beginning
 of period.................     $  9.89       $  9.94    $  9.21
$ 10.00
                                -------       -------    -------
-------
  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income....        0.30          0.60       0.60
0.50
  Net realized and
   unrealized gain (loss)
   on investments..........       (0.12)        (0.05)      0.73
(0.82)
                                -------       -------    -------
-------
    Total from investment
     operations............        0.18          0.55       1.33
(0.32)
  LESS DISTRIBUTIONS FROM
   NET INVESTMENT INCOME          (0.30)        (0.60)     (0.60)
(0.47)
                                -------       -------    -------
-------
Net Asset Value, end of
 period....................     $  9.77       $  9.89    $  9.94
$  9.21
                                =======       =======    =======
=======
TOTAL RETURN/2/............        1.83%         5.76%     14.89%
(3.23)%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's)..............     $97,984       $79,211    $70,490
$12,546
  Ratio of expenses to
   average net assets
   before reimbursement of
   expenses by Advisor/1/..        1.00%         1.10%      1.54%
2.02%
  Ratio of expenses to
   average net assets after
   reimbursement of
   expenses by Advisor/1/..        0.80%         0.80%      0.80%
0.80%
  Ratio of net investment
   income to average net
   assets before
   reimbursement of
   expenses by Advisor/1/..        6.05%         5.89%      5.78%
4.83%
  Ratio of net investment
   income to average net
   assets after
   reimbursement of
   expenses by Advisor/1/..        6.25%         6.19%      6.52%
6.05%
  Portfolio turnover/2/....       11.34%        41.75%     68.24%
20.73%

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------
-------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                          CHICAGO TRUST MUNICIPAL
BOND FUND
                                 ---------------------------------
--------------------
                                 SIX MONTHS ENDED   YEAR      YEAR
                                     04/30/97      ENDED     ENDED
SIX MONTHS ENDED
                                   (UNAUDITED)    10/31/96
10/31/95    10/31/94 (H)
                                 ---------------- --------  ------
--  ----------------
Net Asset Value, beginning of
 period........................      $ 10.06      $ 10.08   $
9.56       $ 10.00
                                     -------      -------   ------
-       -------
  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income........         0.19         0.38
0.35          0.27
  Net realized and unrealized
   gain (loss) on investments..        (0.10)       (0.02)
0.52         (0.46)
                                     -------      -------   ------
-       -------
    Total from investment
     operations................         0.09         0.36
0.87         (0.19)
  LESS DISTRIBUTIONS FROM NET
   INVESTMENT
   INCOME......................        (0.19)       (0.38)
(0.35)        (0.25)
                                     -------      -------   ------
-       -------
Net Asset Value, end of period.      $  9.96      $ 10.06   $
10.08       $  9.56
                                     =======      =======
=======       =======
TOTAL RETURN/2/................         0.87%        3.59%
9.29%        (1.92)%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
   000's)......................      $11,226      $11,186
$11,679       $10,462
  Ratio of expenses to average
   net assets before
   reimbursement of expenses by
   Advisor/1/..................         1.62%        1.53%
2.16%         2.09%
  Ratio of expenses to average
   net assets after
   reimbursement of expenses by
   Advisor/1/..................         0.90%        0.90%
0.90%         0.90%
  Ratio of net investment
   income to average net assets
   before reimbursement of
   expenses by Advisor/1/......         3.04%        3.11%
2.37%         1.90%
  Ratio of net investment
   income to average net assets
   after reimbursement of
   expenses by Advisor/1/......         3.76%        3.74%
3.63%         3.09%
  Portfolio turnover/2/........         7.60%       27.47%
42.81%        14.85%

See accompanying notes to financial statements.

CT&T FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------
-------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                          CHICAGO TRUST MONEY
                                              MARKET FUND
                            --------------------------------------
--------------
                            SIX MONTHS ENDED   YEAR      YEAR
                                04/30/97      ENDED     ENDED
PERIOD ENDED
                              (UNAUDITED)    10/31/96  10/31/95
10/31/94 (I)
                            ---------------- --------  --------
------------
Net Asset Value, beginning
 of period................      $   1.00     $   1.00  $   1.00
$   1.00
                                --------     --------  --------
--------
  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income...          0.03         0.05      0.05
0.03
                                --------     --------  --------
--------
  LESS DISTRIBUTIONS FROM
   NET INVESTMENT INCOME..         (0.03)       (0.05)    (0.05)
(0.03)
                                --------     --------  --------
--------
Net Asset Value, end of
 period...................      $   1.00     $   1.00  $   1.00
$   1.00
                                ========     ========  ========
========
TOTAL RETURN/2/...........          2.48%        5.14%     5.56%
3.20%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
   period (in 000's)......      $240,072     $226,536  $206,075
$122,929
  Ratio of expenses to
   average net assets
   before reimbursement of
   expenses by Advisor/1/.          0.54%        0.59%     0.63%
0.64%
  Ratio of expenses to
   average net assets
   after reimbursement of
   expenses by Advisor/1/.          0.50%        0.50%
0.43%/5/       0.40%
  Ratio of net investment
   income to average net
   assets before
   reimbursement of
   expenses by Advisor/1/.          4.91%        4.93%     5.24%
3.49%
  Ratio of net investment
   income to average net
   assets after
   reimbursement of
   expenses by Advisor/1/.          4.95%        5.02%     5.44%
3.73%

(a) Montag & Caldwell Growth Fund Retail Class commenced investment operations on November 2, 1994.
(b) Montag & Caldwell Growth Fund Institutional Class commenced investment operations on June 28, 1996.
(c) Chicago Trust Growth & Income Fund commenced investment operations on
    December 13, 1993.
(d) Chicago Trust Talon Fund commenced investment operations on
September 19,
    1994.
(e) Chicago Trust Asset Allocation Fund commenced investment operations on
    September 21, 1995.
(f) Montag & Caldwell Balanced Fund commenced investment operations on
    November 2, 1994.
(g) Chicago Trust Bond Fund commenced investment operations on
December 13,
    1993.
(h) Chicago Trust Municipal Bond Fund commenced investment operations on
    December 13, 1993.
(i) Chicago Trust Money Market Fund commenced investment operations on
    December 14, 1993.
1  Annualized
2  Not annualized
3 The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
4 The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.20% to 1.00% on September 21, 1995.
5 The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 0.40% to 0.50% on July 12, 1995.
N/R Not required

See accompanying notes to financial statements.

CT&T FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
------------------------------------------------------------------
-------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: CT&T Funds (the "Company") operates as a series company currently issuing eight series of shares of beneficial interest: Montag & Caldwell Growth Fund (the "Growth Fund"), Chicago Trust
Growth & Income Fund (the "Growth & Income Fund"), Chicago Trust
Talon Fund
(the "Talon Fund"), Chicago Trust Asset Allocation Fund (the
"Asset Allocation
Fund"), Montag & Caldwell Balanced Fund (the "Balanced Fund"),
Chicago Trust
Bond Fund (the "Bond Fund"), Chicago Trust Municipal Bond Fund
(the "Municipal
Bond Fund"), and Chicago Trust Money Market Fund (the "Money
Market Fund")
(each a "Fund" and collectively, the "Funds"). The Company constitutes an open-end management investment company which is registered under the
Investment Company Act of 1940 as amended (the "Act"). The Company was organized as a Delaware business trust on September 10, 1993.

The Growth Fund seeks long-term capital appreciation consistent with investments primarily in a combination of equity, convertible, fixed income, and short-term securities. Capital appreciation is emphasized, and generation of income is secondary. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994. Effective
June 18, 1996, the Fund offered two classes of shares: Class I (Institutional) shares and Class N (Retail) shares.

The Growth & Income Fund seeks long-term total return through a combination of capital appreciation and current income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, preferred stocks, securities convertible into common stocks, and fixed income securities. The
Chicago Trust Company ("Chicago Trust") is the Investment Advisor for the
Fund, which commenced investment operations on December 13, 1993.

The Talon Fund seeks long-term total return through capital appreciation. The
Fund will invest primarily in stocks of companies with capitalization levels believed by Talon Asset Management, Inc. (Talon) to have prospects for capital appreciation. The Fund, which commenced investment operations on September 19,
1994, may also invest in preferred stock and debt securities, including those which may be convertible into common stock. Chicago Trust is the Investment
Advisor for the Fund with Talon as Sub-Investment Advisor.

The Asset Allocation Fund seeks growth of capital with current income through asset allocation. The Fund seeks to achieve this objective by holding a varying combination of generally two or more of the following investment categories: common stocks (both dividend and non-dividend paying); preferred stocks; convertible preferred stocks; fixed income securities, including bonds and bonds convertible into common stocks; and short-term interest-bearing obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on September 21, 1995.

The Balanced Fund seeks long-term total return through investment primarily in a combination of equity, fixed income, and short-term securities. The allocation between asset classes may vary over time in accordance with the expected rates of return of each asset class; however, primary emphasis will be placed upon selection of particular investments as opposed to allocation of assets. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994.

The Bond Fund seeks high current income consistent with what Chicago Trust believes to be prudent risk of capital. The Fund will primarily invest in a broad range of bonds and other fixed income securities (bonds and debentures) with an average weighted portfolio maturity between three and ten years.
Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Municipal Bond Fund seeks a high level of current interest income exempt from Federal income taxes consistent with the conservation of capital. The
Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of primarily intermediate-term municipal debt obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

CT&T FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
-------------


The Money Market Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
The Fund seeks to achieve its objective by investing in short-term, high quality, U.S. dollar-denominated money market instruments. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on
December 14, 1993.

The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  (1) SECURITY VALUATION: For the Growth Fund, the Growth & Income
Fund, the
  Talon Fund, the Asset Allocation Fund and the Balanced Fund, equity securities and index options traded on a national exchange and over-the-
  counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York
Stock
  Exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the
  NASDAQ National Market System are valued at the mean of the current bid and asked prices. For the Asset Allocation Fund, the Balanced Fund, the Bond
  Fund, and the Municipal Bond Fund, fixed income securities, except short-
  term, are valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. When fair market value quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. For all Funds, short-
  term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money
  Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and
  premiums are accreted and amortized ratably to maturity and are included in interest income.

  (2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Fund's
  Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price.
  Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) DERIVATIVE FINANCIAL INSTRUMENTS: A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract. Summarized below is a type of derivative financial instrument which may be used by the Funds, except by the Money Market Fund.

  An option contract gives the buyer the right, but not the obligation to buy
  (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are used by a Fund to manage the portfolio's effective maturity and duration.

CT&T FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
-------------


  Transactions in options for the Talon Fund for the six month period ended
  April 30, 1997 were as follows:


CONTRACTS  PREMIUM
                                                            ------
--- ---------
   Outstanding at October 31, 1996........................       0
$       0
   Options purchased (Net)................................     135
(128,050)
   Options exercised or terminated in closing transactions
    (Net).................................................
(65)      61,450
   Options expired (Net)..................................
(70)      66,600
                                                               ---
---------
   Outstanding at April 30, 1997..........................       0
$       0
                                                               ===
=========

  (4) MORTGAGE BACKED SECURITIES: The Asset Allocation Fund,
Balanced Fund
  and the Bond Fund may invest in Mortgage Backed Securities
(MBS),
  representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies--Government
National
  Mortgage Association (GNMA), Federal National Mortgage
Association (FNMA)
  or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

  The Asset Allocation Fund, Balanced Fund and the Bond Fund may also invest in Collateralized Mortgage Obligations (CMOs) and Real Estate
Mortgage
  Investment Conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the
  underlying mortgages are repaid. A Planned Amortization Class
(PAC) is a
  specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.
Prepayment may
  shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

  The Asset Allocation Fund and the Bond Fund may utilize Interest
Only (IO)
  securities to increase the diversification of the portfolio and manage risk. An Interest Only security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS.
  The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

  (5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.
  Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

  (6) FEDERAL INCOME TAXES: The Funds have elected to be treated as
  "regulated investment companies" under Sub-chapter M of the Internal
  Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At
  October 31, 1996, the losses amounted to $97,257 for the Municipal Bond
  Fund. These losses will expire October 31, 2003.

  (7) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareowners are recorded on the ex-dividend date.

CT&T FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
-------------


  (8) ORGANIZATION COSTS: The Funds have reimbursed the Advisors for certain costs incurred in connection with the Company's organization.
The costs are
  being amortized on a straight-line basis over five years commencing on
  December 13, 1993 for the Growth & Income Fund, Bond Fund, and
Municipal
  Bond Fund; December 14, 1993 for the Money Market Fund;
September 19, 1994
  for the Talon Fund; November 2, 1994 for the Growth Fund and the
Balanced
  Fund; and September 21, 1995 for the Asset Allocation Fund.

  (9) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF
CAPITAL
GAINS: With respect to the Growth Fund, the Growth & Income Fund, the Talon
Fund, the Asset Allocation Fund, and the Balanced Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareowners annually. The
Bond Fund and the Municipal Bond Fund distribute their respective net investment income to shareowners monthly and capital gains, if any, are distributed annually. The Money Market Fund declares dividends daily from its net investment income. The Money Market Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareowners that have elected the reinvestment option. Differences in dividends per share between classes of the Growth Fund are due to different class expenses.


Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences.

NOTE (C) CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.
Transactions in shares of beneficial interest for the six month period ended
April 30, 1997 were as follows:

                                    GROWTH FUND-RETAIL CLASS
GROWTH FUND-INSTITUTIONAL CLASS
                         -----------------------------------------
---------  ----------------------------------------------
                            SIX MONTHS ENDED             YEAR
ENDED            SIX MONTHS ENDED          PERIOD ENDED
                             APRIL 30, 1997           OCTOBER 31,
1996          APRIL 30, 1997         OCTOBER 31, 1996
                         ------------------------  ---------------
---------  ----------------------  ----------------------
                           SHARES       AMOUNT       SHARES
AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                         ----------  ------------  ----------  ---
---------  ---------  -----------  ---------  -----------
SHARES SOLD.............  8,088,088  $148,661,206   7,779,869
$118,083,887  3,948,560  $72,696,637  3,302,194  $51,795,147
SHARES ISSUED THROUGH
 REINVESTMENT OF
 DIVIDENDS..............     79,784     1,404,998       3,770
53,046     21,604      381,073      2,812       45,883
SHARES REDEEMED......... (1,265,912)  (23,138,435) (1,115,729)
(16,878,640)  (702,782) (12,973,361)  (236,988)  (3,673,416)
                         ----------  ------------  ----------  ---
---------  ---------  -----------  ---------  -----------
 NET INCREASE...........  6,901,960  $126,927,769   6,667,910
$101,258,293  3,267,382  $60,104,349  3,068,018  $48,167,614
                         ==========  ============  ==========
============  =========  ===========  =========  ===========
                                      GROWTH & INCOME FUND
TALON FUND
                         -----------------------------------------
---------  ----------------------------------------------
                            SIX MONTHS ENDED             YEAR
ENDED            SIX MONTHS ENDED           YEAR ENDED
                             APRIL 30, 1997           OCTOBER 31,
1996          APRIL 30, 1997         OCTOBER 31, 1996
                         ------------------------  ---------------
---------  ----------------------  ----------------------
                           SHARES       AMOUNT       SHARES
AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                         ----------  ------------  ----------  ---
---------  ---------  -----------  ---------  -----------
SHARES SOLD.............  1,574,757  $ 26,537,699   2,994,709  $
43,023,005    163,110  $ 2,419,906    336,046  $ 4,424,049
SHARES ISSUED THROUGH
 REINVESTMENT OF
 DIVIDENDS..............    301,910     4,921,365     170,324
2,391,580    105,827    1,473,914     55,106      662,762
SHARES REDEEMED.........   (882,967)  (14,804,521) (3,829,976)
(55,223,402)   (45,467)    (663,276)   (54,225)    (682,786)
                         ----------  ------------  ----------  ---
---------  ---------  -----------  ---------  -----------
 NET INCREASE
  (DECREASE)............    993,700  $ 16,654,543    (664,943) ($
9,808,817)   223,470  $ 3,230,544    336,927  $ 4,404,025
                         ==========  ============  ==========
============  =========  ===========  =========  ===========

CT&T FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
-------------


                                   ASSET ALLOCATION FUND
BALANCED FUND
                    ----------------------------------------------
--------  ----------------------------------------------
                        SIX MONTHS ENDED               YEAR ENDED
SIX MONTHS ENDED           YEAR ENDED
                         APRIL 30, 1997             OCTOBER 31,
1996           APRIL 30, 1997         OCTOBER 31, 1996
                    --------------------------  ------------------
--------  ----------------------  ----------------------
                       SHARES        AMOUNT        SHARES
AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                    ------------  ------------  ------------  ----
--------  ---------  -----------  ---------  -----------
SHARES SOLD........    1,571,242  $ 15,448,830     2,932,312  $
26,178,729  1,805,234  $25,011,323  1,269,601  $17,019,049
SHARES ISSUED
 THROUGH
 REINVESTMENT OF
 DIVIDENDS.........      470,922     4,536,095       495,015
4,428,767    225,470    3,021,046     41,681      544,624
SHARES REDEEMED....   (1,383,393)  (13,540,927)   (5,245,177)
(46,839,311)  (741,630) (10,332,839)  (916,526) (12,488,752)
                    ------------  ------------  ------------  ----
--------  ---------  -----------  ---------  -----------
 NET INCREASE
  (DECREASE).......      658,771  $  6,443,998    (1,817,850)
($16,231,815) 1,289,074  $17,699,530    394,756  $ 5,074,921
                    ============  ============  ============
============  =========  ===========  =========  ===========
                                         BOND FUND
MUNICIPAL BOND FUND
                    ----------------------------------------------
--------  ----------------------------------------------
                        SIX MONTHS ENDED               YEAR ENDED
SIX MONTHS ENDED           YEAR ENDED
                         APRIL 30, 1997             OCTOBER 31,
1996           APRIL 30, 1997         OCTOBER 31, 1996
                    --------------------------  ------------------
--------  ----------------------  ----------------------
                       SHARES        AMOUNT        SHARES
AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                    ------------  ------------  ------------  ----
--------  ---------  -----------  ---------  -----------
SHARES SOLD........    2,583,201  $ 25,418,452     1,866,993  $
18,394,655     29,039  $   291,397     39,198  $   394,557
SHARES ISSUED
 THROUGH
 REINVESTMENT OF
 DIVIDENDS.........      228,870     2,250,928       422,144
4,131,546      1,112       11,178      2,203       22,047
SHARES REDEEMED....     (787,563)   (7,754,353)   (1,373,273)
(13,438,117)   (15,702)    (158,177)   (87,989)    (887,873)
                    ------------  ------------  ------------  ----
--------  ---------  -----------  ---------  -----------
 NET INCREASE
  (DECREASE).......    2,024,508  $ 19,915,027       915,864  $
9,088,084     14,449   $  144,398    (46,588) ($  471,269)
                    ============  ============  ============
============  =========  ===========  =========  ===========
                                     MONEY MARKET FUND
                    ----------------------------------------------
--------
                        SIX MONTHS ENDED               YEAR ENDED
                         APRIL 30, 1997             OCTOBER 31,
1996
                    --------------------------  ------------------
--------
                       SHARES        AMOUNT        SHARES
AMOUNT
                    ------------  ------------  ------------  ----
--------
SHARES SOLD........  324,851,375  $324,851,375   494,444,216
$494,444,216
SHARES ISSUED
 THROUGH
 REINVESTMENT OF
 DIVIDENDS.........      148,467       148,467       331,446
331,446
SHARES REDEEMED.... (311,463,011) (311,463,011) (474,315,360)
(474,315,360)
                    ------------  ------------  ------------  ----
--------
 NET INCREASE......   13,536,831  $ 13,536,831    20,460,302  $
20,460,302
                    ============  ============  ============
============

At April 30, 1997, Chicago Title & Trust Company owned 2,500,
2,500, 25,000
and 1,002,500 shares of the Growth & Income Fund, Bond Fund, Money Market Fund and Municipal Bond Fund, respectively.

NOTE (D) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six month period ended April 30, 1997 were:


PROCEEDS
                                                         AGGREGATE
FROM
                                                         PURCHASES
SALES
                                                        ----------
-- -----------
GROWTH FUND............................................
$185,789,928 $17,774,570
GROWTH & INCOME FUND...................................
25,533,503  23,484,810
TALON FUND.............................................
13,044,115  11,294,043
ASSET ALLOCATION FUND..................................
21,478,686  21,415,482
BALANCED FUND..........................................
21,699,807  10,686,221
BOND FUND..............................................
31,803,832   9,375,598
MUNICIPAL BOND FUND....................................
1,012,799     827,931

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES
AGREEMENTS: Under
various Advisory Agreements with the Funds, each Advisor provides investment advisory services to the Funds. The Funds will pay advisory fees at the following annual percentage rates of the average daily net assets of each
Fund: 0.80% for the Growth Fund, 0.70% for the Growth & Income Fund, 0.80% for the Talon Fund, 0.70% for the Asset Allocation Fund, 0.75% for the Balanced
Fund, 0.55% for the Bond Fund, 0.60% for the Municipal Bond Fund

CT&T FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
APRIL 30, 1997
------------------------------------------------------------------
-------------

and 0.40% for the Money Market Fund. These fees are accrued daily and paid monthly. The Advisors have voluntarily undertaken to reimburse the Growth Fund
(Institutional Class and Retail Class), the Growth & Income Fund, the Talon
Fund, the Asset Allocation Fund, the Balanced Fund, the Bond Fund, the
Municipal Bond Fund, and the Money Market Fund for operating expenses which cause total expenses to exceed 0.98%, 1.30%, 1.10%, 1.30%, 1.10%,
1.25%,
0.80%, 0.90% and 0.50%, respectively. Such expense reimbursements may be terminated at the discretion of the Advisors. For the six months ended April
30, 1997, the Advisors reimbursed expenses of $0 for the Growth
Fund, $62,616
for the Growth & Income Fund, $32,565 for the Talon Fund, $52,614 for the
Asset Allocation Fund, $22,583 for the Balanced Fund, $88,783 for the Bond
Fund, $39,766 for the Municipal Bond Fund and $43,967 for the
Money Market
Fund.

Effective November 15, 1993, FPS Services, Inc. was appointed as the Funds'
Administrator. Under its Sub- Administration Agreement with the
Funds, FPS
Services, Inc. provides certain administrative services for which the Funds pay an annual fee at the following annual percentage rates of the combined average daily net assets of the Funds: 0.09% of the first $200 million, 0.05% on the next $300 million, and 0.03% in excess of $500 million. FPS Services,
Inc. also retains a portion of the Funds' custody fees.

FPS Broker Services, Inc. (the "Distributor") serves as the Funds' Distributor pursuant to an Underwriting Agreement dated November 15, 1993. Pursuant to
Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund Retail Class, the Growth & Income Fund, the Talon Fund, the
Asset Allocation Fund, the Balanced Fund, the Bond Fund, and the
Municipal
Bond Fund have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Growth Fund Institutional Class and the Money
Market Fund do not have a distribution plan.

All distribution expenses in the Growth Fund are specific to the Retail Class
(Class N). For the six month period ended April 30, 1997, the other class specific expenses of the Growth Fund were:

                                                        CLASS N
CLASS I
                                                        (RETAIL)
(INSTITUTIONAL)
                                                        -------- -
-------------
Transfer agent fees.................................... $30,860
$1,053
Registration expenses..................................  38,989
3,619
Professional fees......................................  20,223
4,341
Report to shareholder expense..........................   9,177
5,483

Certain officers and trustees of the Funds are also officers and directors of
The Chicago Trust Company. The Funds do not compensate its officers or affiliated trustees. Effective January 1, 1997, the Company pays each unaffiliated trustee $1,500 per Board of Trustees meeting attended and an annual retainer of $1,500.

Effective June 1, 1997, First Data Investor Services Group, Inc.
was appointed
as the Funds' Sub-Administrator and Shareholder Servicing Agent under new fee schedules. Effective June 1, 1997, First Data Distributors, Inc.
became the
Funds' Distributor.

CT&T FUNDS -- TRUSTEES & OFFICERS
------------------------------------------------------------------
--------------

                TRUSTEES                                OFFICERS


       Leonard F. Amari, Trustee*                 Kenneth C.
Anderson
                                                       President


       Stuart D. Bilton, Chairman
                                                     David F. Seng

      Dorothea C. Gilliam, Trustee               Senior Vice
President


       Gregory T. Mutz, Trustee*                  Gerald F.
Dillenburg
                                        Vice President, Secretary
and Treasurer


        Nathan Shapiro, Trustee*
                                                  Thomas J. Adams,
III

        * Unaffiliated Trustees                      Vice
President


                ADVISORS                               CUSTODIAN
       The Chicago Trust Company                     Bankers Trust
         171 North Clark Street                 One Bankers Trust
Place
         Chicago, IL 60601-3294                    New York, NY
10001
                                                (Effective June 1,
1997)


        Montag & Caldwell, Inc.
     1100 Atlanta Financial Center                   LEGAL COUNSEL
        3343 Peachtree Road, NE                Gardner, Carton &
Douglas
         Atlanta, GA 30326-1450                  321 North Clark
Street
                                                       Suite 3400

          SHAREHOLDER SERVICES                     Chicago, IL
60610

  First Data Investor Services Group,
                  Inc.                                  AUDITOR
          4400 Computer Drive                    KPMG Peat Marwick
LLP
         Westborough, MA 01581                   303 East Wacker
Drive
        (Effective June 1, 1997)                   Chicago, IL
60601

              DISTRIBUTOR
     First Data Distributors, Inc.
          4400 Computer Drive
         Westborough, MA 01581
        (Effective June 1, 1997)